     As filed with the Securities and Exchange Commission on May 1, 1998


                                                              File No. 333-19583
                                                              File No. 811-8015

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]



                                    Post-Effective Amendment No.  1         [ ]
                                                                 ---


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]

                              Amendment No. 3


                      NATIONAL VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                         NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               National Life Drive
                            Montpelier, Vermont 05604
              (Address of Depositor's Principal Executive Offices)

                 Depositor's Telephone Number: (800) 537-7003

                             D. Russell Morgan, Esq.
                                     Counsel
                         National Life Insurance Company
                               National Life Drive
                            Montpelier, Vermont 05604


               (Name and Address of Agent for Service of Process)

                                    Copy to:

                            Stephen E. Roth, Esquire
                          Sutherland, Asbill & Brennan, L.L.P.
                    1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2404





       It is proposed that this filing will become effective:
          immediately upon filing pursuant to paragraph (b) of Rule 485
------
  X       on May 1, 1988 pursuant to paragraph (b) of Rule 485
------
          60 days after filing pursuant to paragraph (a) of Rule 485
------
          on ______________ pursuant to paragraph (a) of Rule 485
------

                            ---------------------

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the registrant hereby elects to register an indefinite amount of securities being offered. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1997 on or about March 27, 1998.

                              CROSS REFERENCE SHEET
                       Pursuant to Rules 481(a) and 495(a)


Showing location in Part A (prospectus) and Part B (statement of additional information) of registration statement of information required by Form N-4


PART A

ITEM OF FORM N-4                     PROSPECTUS CAPTION

1.  Cover Page ..................... Cover Page

2.  Definitions .................... Definitions

3.  Synopsis ....................... Expense Tables;
                                     Introduction

4.  Condensed Financial
      Information .................. Advertising

5.  General

     (a)  Depositor ................ National Life Insurance
                                     Company
     (b)  Registrant ............... The Variable Account
     (c)  Portfolio Company ........ Underlying Fund Options
     (d)  Fund Prospectus .......... Underlying Fund Options
     (e)  Voting Rights ............ Voting Rights
     (f)  Administrators ........... N/A

6.  Deductions and Expenses

     (a)  General .................. Charges and Deductions;
                                     Introduction
     (b)  Sales Load ............... Charges and Deductions;
                                     Introduction
     (c)  Special Purchase Plan .... N/A
     (d)  Commissions .............. Distribution of the
                                     Contracts
     (e)  Expenses - Registrant .... Charges and Deductions;
                                     Introduction

     (f)  Fund Expenses ............ Charges and Deductions
     (g)  Organizational Expenses .. N/A


7.  Contracts

     (a)  Persons with Rights ...... Introduction; Changes to
                                     Variable Account;
                                     Detailed Description of
                                     Contract Provisions;
                                     Contract Rights; Optional
                                     Benefits; Voting Rights
     (b)  (i)  Allocation of
               Purchase Payments ... Introduction; Premium
                                     Payments; Free-Look
         (ii)  Transfers ........... Introduction; Transfers
        (iii)  Exchanges ........... Transfers; Assignments

     (c)  Changes .................. Detailed Description of
                                     Contract; Changes to
                                     Variable Account
     (d)  Inquiries ................ Cover page; Owner
                                     Inquiries

8.  Annuity Period ................. Annuity Payment Options

9.  Death Benefit .................. Death of Owner; Death of
                                     Annuitant Prior to the
                                     Annuitization Date

10. Purchases and Contract Value

     (a)  Purchases ................ Introduction; Issuance of
                                     a Contract; Premium
                                     Payments; Free Look;
                                     Transfers
     (b)  Valuation ................ Definitions; Value of a
                                     Variable Account
                                     Accumulation Unit
     (c)  Daily Calculation ........ Definitions; Value of a
                                     Variable Account
                                     Accumulation Unit
     (d)  Underwriter .............. Distribution of the
                                     Contracts

11. Redemptions

     (a)  - By Owners .............. Transfers; Surrender;
                                     Withdrawals; Payments;
                                     Annuity Payment Options;
                                     Federal Income Tax
                                     Considerations
          - By Annuitant ........... Transfers; Surrender;
                                     Withdrawals; Payments;
                                     Annuity Payment Options;
                                     Federal Income Tax
                                     Considerations
     (b)  Texas ORP ................ N/A
     (c)  Check Delay .............. N/A
     (d)  Lapse .................... N/A
     (e)  Free Look ................ Premium Payments; Free
                                     Look

12. Taxes .......................... Introduction; Required
                                     Distributions for Tax
                                     Sheltered Annuities;
                                     Required Distributions
                                     for Individual Retirement
                                     Annuities; Generation-
                                     Skipping Transfers; Loan
                                     Privilege-Tax Sheltered
                                     Annuities; Surrenders and
                                     Withdrawals under a Tax
                                     Sheltered Annuity
                                     Contact; Federal Income
                                     Tax Considerations.

13. Legal Proceedings .............. Legal Proceedings

14. Table of Contents for the
     Statement of Additional
     Information ................... Table of Contents of
                                     Statement of Additional
                                     Information

                                     PART A


                                   PROSPECTUS

                         NATIONAL LIFE INSURANCE COMPANY

                                   HOME 0FFICE
                               NATIONAL LIFE DRIVE
                            MONTPELIER, VERMONT 05604
                                1-800-537-7003

                              Sentinel Advantage

The Sentinel Advantage contracts described in this prospectus (collectively referred to as the "Contracts") are individual flexible premium variable annuity contracts supported by National Variable Annuity Account II (the "Variable Account"), a separate account of National Life Insurance Company, ("National Life"). The Contracts are sold either as Non-Qualified Contracts, or in connection with certain retirement plans qualifying for favorable federal income tax treatment ("Qualified Contracts"). Annuity payments under the Contracts are deferred until a selected later date. Net Premium Payments are allocated either to the Fixed Account or to the Variable Account, which is divided into Subaccounts, each of which invests in shares of one of the underlying Fund options (each a "Fund") described below:


FUNDS                                                                   INVESTMENT ADVISOR
-----                                                                   ------------------
ALGER AMERICAN FUND
         Alger American Small Capitalization Portfolio         Fred Alger Management, Inc.
         Alger American Growth Portfolio                       Fred Alger Management, Inc.
VARIABLE INSURANCE PRODUCTS FUND
         Equity-Income Portfolio                               Fidelity Investments
         Growth Portfolio                                      Fidelity Investments
         High Income Portfolio                                 Fidelity Investments
         Overseas Portfolio                                    Fidelity Investments
VARIABLE INSURANCE PRODUCTS FUND II
         Index 500 Portfolio                                   Fidelity Investments
         Contrafund Portfolio                                  Fidelity Investments
THE MARKET STREET FUND
         Common Stock Portfolio                                Sentinel Advisors Company
         Sentinel Growth Portfolio                             Sentinel Advisors Company
         Aggressive Growth Portfolio                           Sentinel Advisors Company
         Bond Portfolio                                        Sentinel Advisors Company
         Managed Portfolio                                     Sentinel Advisors Company
         Money Market Portfolio                                Sentinel Advisors Company
         International Portfolio                               Boston Company Asset Management Inc.
STRONG VARIABLE INSURANCE FUNDS, INC.
         Strong Growth Fund II                                 Strong Capital Management, Inc.
STRONG OPPORTUNITY FUND II, INC.                               Strong Capital Management, Inc.
VAN ECK WORLDWIDE INSURANCE TRUST
         Worldwide Bond Fund                                   Van Eck Associates Corporation


In addition, it is expected that the following Fund options will be made available under the Contracts starting on or before September 30, 1998:


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
        VP Value Portfolio                                     American Century Investment Management, Inc.
        VP Income & Growth Portfolio                           American Century Investment Management, Inc.
GOLDMAN SACHS VARIABLE INSURANCE TRUST
        International Equity                                   Goldman Sachs Asset Management International
        Global Income                                          Goldman Sachs Asset Management International
        CORE Small Cap Equity                                  Goldman Sachs Asset Management
        Mid Cap Equity                                         Goldman Sachs Asset Management
J.P. MORGAN SERIES TRUST II
        International Opportunities Portfolio                  J.P. Morgan Asset Management, Inc.
        Small Company Portfolio                                J.P. Morgan Asset Management, Inc.
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
        Partners Portfolio                                     Neuberger & Berman Management Incorporated




         This prospectus provides you with the basic information you should know about the Sentinel Advantage Contracts, the Variable Account and the Fixed Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1998 containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from National Life Insurance Company by calling 1-800-537-7003, or writing to National Life at National Life Drive, Montpelier, Vermont 05604. You may also obtain prospectuses for each of the underlying Fund options identified above without charge by calling or writing to the above telephone number or address.



PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY CURRENT PROSPECTUSES OR PROSPECTUS PROFILES FOR THE FUNDS.


INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY OF THE

UNDERLYING FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1998, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE OF THE PROSPECTUS.




                     THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                TABLE OF CONTENTS

  DEFINITIONS..................................................................
  SUMMARY OF CONTRACT EXPENSES.................................................
  UNDERLYING FUND ANNUAL EXPENSES..............................................
  INTRODUCTION.................................................................
  NATIONAL LIFE INSURANCE COMPANY, THE VARIABLE ACCOUNT, AND THE FUNDS.........
           National Life Insurance Company.....................................
           The Variable Account................................................
           Underlying Fund Options.............................................
DETAILED DESCRIPTION OF CONTRACT PROVISIONS....................................
           Issuance of the Contract............................................
           Premium Payments....................................................
                    The Initial Premium Payment................................
                    Subsequent Premium Payments................................
                    Allocation of Net Premium Payments.........................
           Transfers...........................................................
           Value of a Variable Account Accumulation Unit.......................
                    Net Investment Factor
           Determining the Contract Value......................................
           Annuitization.......................................................
                    Maturity Date..............................................
                    Election of Payment Options................................
                    Frequency and Amount of Annuity Payments...................
           Annuitization - Variable Account....................................
                    Value of an Annuity Unit...................................
                    Assumed Investment Rate....................................
           Annuitization - Fixed Account.......................................
           Annuity Payment Options.............................................
           Death of Owner......................................................
           Death of Annuitant Prior to the Annuitization Date..................
           Required Distributions for Qualified Plans and Certain Tax Sheltered
             Annuities.........................................................
           Required Distributions for Individual Retirement Annuities..........
           Generation-Skipping Transfers.......................................
           Ownership Provisions................................................

CHARGES AND DEDUCTIONS.........................................................
           Deductions from the Variable Account................................
           Contingent Deferred Sales Charge....................................
           Annual Contract Fee.................................................
           Transfer Charge.....................................................
           Premium Taxes.......................................................
           Charge for Optional Enhanced Death Benefit Rider....................
           Other Charges.......................................................

CONTRACT RIGHTS AND PRIVILEGES.................................................

           Free Look...........................................................


           Surrender and Withdrawal ...........................................
           Payments............................................................
           Surrenders and Withdrawals Under a Tax Sheltered Annuity Contract...
           Telephone Transaction Privilege.....................................
           Available Automated Fund Management Features........................

                      Dollar Cost Averaging....................................
                      Portfolio Rebalancing....................................
                      Systematic Withdrawals...................................
           Contract Rights Under Certain Plans.................................
THE FIXED ACCOUNT..............................................................
           Minimum Guaranteed and Current Interest Rates.......................
OPTIONAL ENHANCED DEATH BENEFIT RIDER..........................................
FEDERAL INCOME TAX CONSIDERATIONS..............................................
           Non-Qualified Contracts.............................................
           Qualified Contracts.................................................
           Corporate Pension and Profit-Sharing Plans..........................
           Code Section 403(b) Plans...........................................
           Deferred Compensation Plans.........................................
           Individual Retirement Annuities.....................................
           Simple Retirement Accounts..........................................
           Diversification.....................................................

           Possible Changes in Taxation........................................

           Charge for Tax Provisions...........................................
           Rollover Distributions..............................................
           Restrictions under Qualified Contracts..............................
           Gender Neutrality...................................................
VOTING RIGHTS..................................................................
CHANGES TO VARIABLE ACCOUNT....................................................
ADVERTISING....................................................................
DISTRIBUTION OF THE CONTRACTS .................................................
STATEMENTS AND REPORTS.........................................................


PREPARING FOR YEAR 2000........................................................


OWNER INQUIRIES................................................................
LEGAL PROCEEDINGS..............................................................
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.......................

                                   DEFINITIONS

Accumulation Unit- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

Annuitant- A person named in the Contract who is expected to become, at Annuitization, the person upon whose continuation of life any annuity payments involving life contingencies depends. Unless the Owner is a different individual who is age 85 or younger, this person must be age 85 or younger at the time of Contract issuance unless National Life has approved a request for an Annuitant of greater age. The Owner may change the Annuitant prior to the Annuitization Date, as set forth in the Contract.

Annuitization- The period during which annuity payments are actually received.

Annuitization Date- The date on which annuity payments actually commence.

Annuity Payment Option- The chosen form of annuity payments. Several options are available under the Contract.

Annuity Unit- An accounting unit of measure used to calculate the value of Variable Annuity payments.

Beneficiary- The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Owner or Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Owner as set forth in the Contract.

Cash Surrender Value- An amount equal to Contract Value, minus any applicable Contingent Deferred Sales Charge, minus any applicable premium tax charge.

Chosen Human Being- An individual named at the time of Annuitization upon whose continuation of life any annuity payments involving life contingencies depends.

Code- The Internal Revenue Code of 1986, as amended.




Contract- The Sentinel Advantage individual flexible premium variable annuity contract described in this prospectus.

Contract Anniversary- An anniversary of the Date of Issue of the Contract.


Contract Value- The sum of the value of all Variable Account Accumulation Units attributable to the Contract, plus any amount held under the Contract in the Fixed Account.


Contract Year- Each year the Contract remains in force commencing with the Date of Issue.

Date Of Issue- The date shown as the Date of Issue on the Data Page of the Contract.

Death Benefit- The benefit payable to the Beneficiary upon the death of the Owner or the Annuitant.

Distribution- Any payment of part or all of the Contract Value.

Fixed Account- The Fixed Account is made up of all assets of National Life other than those in the Variable Account or any other segregated asset account of National Life.

Fixed Annuity- An annuity providing for payments which are guaranteed by National Life as to dollar amount during Annuitization.

Fund- A registered management investment company in which the assets of a Subaccount of the Variable Account will be invested.

Home Office- The main office of National Life located at National Life Drive, Montpelier, Vermont.

Individual Retirement Annuity (IRA)- An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

Investment Company Act - The Investment Company Act of 1940, as amended from time to time.

Joint Owners- Two or more persons who own the Contract as tenants in common or as joint tenants. If joint owners are named, references to "Owner" in this prospectus will apply to both of the Joint Owners.

Maturity Date- The date on which annuity payments are scheduled to commence. The Maturity Date is shown on the Data Page of the Contract, and is subject to change by the Owner, within any applicable legal limits, subject to National Life's approval.

Monthly Contract Date- The day in each calendar month which is the same day of the month as the Date of Issue, or the last day of any month having no such date, except that whenever the Monthly Contract Date would otherwise fall on a date other than a Valuation Day, the Monthly Contract Date will be deemed to be the next Valuation Day.

Non-Qualified Contract- A Contract which does not qualify for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408
(IRAs) or 403(b) (Tax-Sheltered Annuities) of the Code.

Owner- The Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Annuitant, Beneficiary, Annuity Payment Option, and the Maturity Date.

Payee- The person who is designated at the time of Annuitization to receive the proceeds of the Contract upon Annuitization.

Premium Payment- A deposit of new value into the Contract. The term "Premium Payment" does not include transfers between the Variable Account and Fixed Account, or among the Subaccounts.

Net Premium Payments- The total of all Premium Payments made under the Contract, less premium tax deducted from premiums.

Qualified Contract - A Contract which qualifies for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 403(b) (Tax-Sheltered Annuities) or 457 of the Code.

Qualified Plans- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Code.

Subaccounts- Separate and distinct divisions of the Variable Account, to which specific underlying Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

Tax Sheltered Annuity- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.

Valuation Day- Each day the New York Stock Exchange is open for business other than the day after Thanksgiving and any day on which trading is restricted. Unless otherwise indicated, whenever under a

Contract an event occurs or a transaction is to be effected on a day that is not a Valuation Day, it will be deemed to have occurred on the next Valuation Day.

Valuation Period- The time between two successive Valuation Days.

Variable Account- The National Variable Annuity Account II, a separate investment account of National Life into which Net Premium Payments under the Contracts are allocated. The Variable Account is divided into Subaccounts, each of which invests in the shares of a separate underlying Fund.

Variable Annuity- An annuity the accumulated value of which varies with the investment experience of a separate account.

Withdrawal- A payment made at the request of the Owner pursuant to the right to withdraw a portion of the Contract Value of the Contract.

                          SUMMARY OF CONTRACT EXPENSES



TRANSACTION EXPENSES

Sales Load Imposed on Purchases...........................None
Premium Taxes.............................................See below(1)
Contingent Deferred Sales Charge (as a percentage of Net
Premium Payments surrendered or withdrawn)(2)

Number of Completed Years from Date of Premium Payment    None

              0                                            7%

              1                                            6%

              2                                            5%

              3                                            4%

              4                                            3%

              5                                            2%

              6                                            1%

              7                                            0%


ANNUAL EXPENSES
Mortality and Expense Risk Charge(3).....................................1.25%
Administration Charge....................................................0.15%
                                                                         ----
Total Basic Variable Account Annual Percentage Expenses..................1.40%

Annual Contract Fee(4)...............................................$30

Charges for Optional Enhanced Death Benefit Rider(5).....................0.20%

 1 A minority of states assess premium taxes on premiums paid under the Contract. Where National Life is required to pay this premium tax when a Premium Payment is made, it may deduct an amount equal to the amount of premium tax paid from the Premium Payment. National Life currently intends to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, a deduction will be made only upon Annuitization, death of the Owner, or surrender. See "Premium Taxes", page .


 2 Each Contract Year, the Owner may withdraw without a Contingent Deferred Sales Charge (CDSC) an amount equal to 15% of the Contract Value as of the most recent Contract Anniversary. In addition, any amount withdrawn in order for the Contract to meet minimum Distribution requirements under the Code shall be free of CDSC. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity. This CDSC-free Withdrawal privilege does not apply in the case of full surrenders, and is non-cumulative, that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year; in addition, certain states do not permit this CDSC-free Withdrawal provision, in which case a different CDSC-free Withdrawal provision will apply (see "Contingent Deferred Sales Charge", page ).

 3 The Mortality and Expense Risk Charge and the Administration Charge set forth above apply exclusively to allocations made to the Subaccount(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account.


 4 The Annual Contract Fee is assessed only upon Contracts which as of the Date of Issue, or applicable Contract Anniversary, have a Contract Value of less than $50,000, and is not assessed on Contract Anniversaries after the Annuitization Date.




 5 This charge, which applies to the Contract Value, is assessed only if the Owner has elected the Enhanced Death Benefit Rider. See "Optional Enhanced Death Benefit Rider", page .

UNDERLYING FUND ANNUAL EXPENSES(6) (AS A PERCENTAGE OF UNDERLYING FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)



                                                  Management                           Total Mutual
                                                  Fees,              Other Expenses,   Fund Expenses,
                                                  after expense      after expense     after expense
                                                  reimbursement      reimbursement     reimbursement
Funds Available on May 1, 1998
  Alger American Small Capitalization Portfolio      0.85%                0.04%            0.89%
  Alger American Growth Portfolio                    0.75%                0.04%            0.79%
  Fidelity VIP Fund-Equity Income Portfolio          0.50%                0.08%            0.58%
  Fidelity VIP Fund-Growth Portfolio                 0.60%                0.09%            0.69%
  Fidelity VIP Fund-High Income Portfolio            0.59%                0.12%            0.71%
  Fidelity VIP Fund-Overseas Portfolio               0.75%                0.17%            0.92%
  Fidelity VIP Fund II-Index 500 Portfolio           0.24%                0.04%            0.28%
  Fidelity VIP Fund II-Contrafund Portfolio          0.60%                0.11%            0.71%
  Market Street Growth Portfolio                     0.33%                0.10%            0.43%
  Market Street Sentinel Growth Portfolio            0.50%                0.40%            0.90%
  Market Street Aggressive Growth Portfolio          0.45%                0.18%            0.63%
  Market Street Managed Portfolio                    0.40%                0.18%            0.58%
  Market Street Bond Portfolio                       0.35%                0.22%            0.57%
  Market Street International Portfolio              0.75%                0.27%            1.02%
  Market Street Money Market Portfolio               0.25%                0.14%            0.39%
  Strong Opportunity Fund II, Inc.                   1.00%                0.15%            1.15%
  Strong Growth Fund II                              1.00%                0.20%            1.20%
  Van Eck Worldwide Bond Fund                        1.00%                0.12%            1.12%

Funds Expected to be Available on or Before September 30, 1998
  American Century VP Value                          1.00%                0                1.00%
  American Century VP Income & Growth                0.70%                0                0.70%
  Goldman Sachs International Equity                 1.00%                0.25%            1.25%
  Goldman Sachs Global Income                        0.90%                0.15%            1.05%
  Goldman Sachs CORE Small Cap Equity                0.75%                0.15%            0.90%
  Goldman Sachs Mid Cap Equity                       0.80%                0.15%            0.95%
  J.P. Morgan International Opportunities            0.60%                0.60%            1.20%
  J.P. Morgan Small Company                          0.60%                0.55%            1.15%
  Neuberger & Berman Partners                        0.86%                0                0.86%




(6) The Fund expenses shown above are assessed at the underlying Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These underlying Fund expenses are taken into consideration in computing each underlying Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses are more fully described in the prospectuses for each individual underlying Fund. The information relating to the underlying Fund expenses was provided by the underlying Fund and was not independently verified by National Life. In the absence of any voluntary fee waivers or expense reimbursements, the Management Fees, Other Expenses, and Total Expenses of the Funds listed below would have been as follows:



                                                     Management                            Total Mutual
                                                         Fees             Other Expenses   Fund Expenses
  Fidelity VIP Fund II-Index 500 Portfolio           0.24%                0.16%            0.40%
  Market Street Sentinel Growth Portfolio            0.50%                0.85%            1.35%
  Strong Growth Fund II                              1.00%                1.00%            2.00%
  J.P. Morgan International Opportunities            0.60%                3.65%            4.25%
  J.P. Morgan Small Company                          0.60%                3.21%            3.81%


It is anticipated that these reimbursement arrangements will continue, but there are no legal obligations to continue these arrangements for any particular period of time; if they are terminated, the affected Fund's expenses may increase.

                                    EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return, and no election of the optional Enhanced Death Benefit Rider. THESE DOLLAR FIGURES ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN BELOW.


                                   IF YOU SURRENDER YOUR         IF YOU DO NOT SURRENDER       IF YOU ANNUITIZE YOUR
                                   CONTRACT AT THE END OF        YOUR CONTRACT AT THE END OF   CONTRACT AT THE END OF
                                   THE APPLICABLE TIME PERIOD    THE APPLICABLE TIME PERIOD    THE APPLICABLE TIME PERIOD

Subaccount*                            1 Yr.      3 Yrs.            1 Yr.          3 Yrs.         1 Yr.**        3 Yrs.
-----------                         -------------------------    ---------------------------   --------------------------
Funds Available on May 1, 1998
Alger American Small Capitalization       $ 95    $ 130              $ 25           $ 80          $ 25            $ 80
Alger American Growth                       94      126                24             76            24              76
Fidelity VIP Fund-Equity Income             91      119                21             69            21              69
Fidelity VIP Fund-Growth                    93      123                23             73            23              73
Fidelity VIP Fund-High Income               93      124                23             74            23              74
Fidelity VIP Fund-Overseas                  95      131                25             81            25              81
Fidelity VIP Fund II-Index 500              88      109                18             59            18              59
Fidelity VIP Fund II-Contrafund             93      124                23             74            23              74
Market Street Growth                        90      114                20             64            20              64
Market Street Sentinel Growth               95      130                25             80            25              80
Market Street Aggressive Growth             92      121                22             71            22              71
Market Street Managed                       91      119                21             69            21              69
Market Street Bond                          91      119                21             69            21              69
Market Street International                 96      134                26             84            26              84
Market Street Money Market                  89      113                19             63            19              63
Strong Opportunity Fund II, In.             97      138                27             88            27              88
Strong Growth Fund II                       98      140                28             90            28              90
Van Eck Worldwide Bond                      97      137                27             87            27              87

Funds Expected to be Available on or Before
September 30, 1998
        American Century VP Value           96      133                26             83            26              83
        American Century VP Income & Growth 93      123                23             73            23              73
        Goldman Sachs International Equity  98      142                28             92            28              92
        Goldman Sachs Global Income         96      135                26             85            26              85
        Goldman Sachs CORE Small Cap Equity 95      130                25             80            25              80
        Goldman Sachs Mid Cap Equity        95      132                25             82            25              82
        J.P. Morgan International
          Opportunities                     98      140                28             90            28              90
        J.P. Morgan Small Company           97      138                27             88            27              88
        Neuberger & Berman Partners         94      129                24             79            24              79



* For purposes of computing the Annual Contract Fee, the Annual Contract Fee has been converted into a per-dollar per-day charge. The per-dollar per-day charge has been estimated based on the distribution of National Life's non-variable single premium deferred annuity block of business, and works out to 0.06% per annum. The Annual Contract Fee is waived for Contracts with Contract Values in excess of $50,000.



** The Contract may not be annuitized in the first two years from the Date of Issue.


For an Owner who has elected the Enhanced Death Benefit Rider (see "Optional Enhanced Death Benefit Rider", page ), and again assuming a $1000 investment and 5% annual return, the chart below depicts the annual expenses that would be incurred under this Contract:


                                              IF YOU SURRENDER YOUR         IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                                              CONTRACT AT THE END OF        YOUR CONTRACT AT THE END OF  CONTRACT AT THE END OF
                                              THE APPLICABLE TIME PERIOD    THE APPLICABLE TIME PERIOD   THE APPLICABLE TIME PERIOD

Subaccount*                                    1 Yr.           3 Yrs.       1 Yr.              3 Yrs.    1 Yr.**      3 Yrs.
                                               --------------------------   -------------------------    -------------------
Funds Available on May 1, 1998
Alger American Small Capitalization            $  97          $ 136          $ 27             $ 86        $ 27         $ 86
Alger American Growth                             96            133            26               83          26           83
Fidelity VIP Fund-Equity Income                   94            126            24               76          24           76
Fidelity VIP Fund-Growth                          95            130            25               80          25           80
Fidelity VIP Fund-High Income                     95            130            25               80          25           80
Fidelity VIP Fund-Overseas                        97            137            27               87          27           87
Fidelity VIP Fund II-Index 500                    90            116            20               66          20           66
Fidelity VIP Fund II-Contrafund                   95            130            25               80          25           80
Market Street Growth                              92            121            22               71          22           71
Market Street Sentinel Growth                     97            137            27               87          27           87
Market Street Aggressive Growth                   94            128   24       78               24          78
Market Street Managed                             94            126            24               76          24           76
Market Street Bond                                93            126            23               76          23           76
Market Street International                       98            141            28               91          28           91
Market Street Money Market                        92            120            22               70          22           70
 Opportunity Fund II, Inc.                       100            145            30               95          30           95
Strong Growth Fund II                            100            147            30               97          30           97
Van Eck Worldwide Bond                            99            144            29               94          29           94

Funds Expected to be Available on or
 Before September 30, 1998
   American Century VP Value                      98            140            28               90          28           90
   American Century VP Income & Growth            95            130            25               80          25           80
   Goldman Sachs International Equity            101            148            31               98          31           98
   Goldman Sachs Global Income                    98            142            28               92          28           92
   Goldman Sachs CORE Small Cap Equity            97            137            27               87          27           87
   Goldman Sachs Mid Cap Equity                   97            138            27               88          27           88
   J.P. Morgan International Opportunities       100            147            30               97          30           97
   J.P. Morgan Small Company                     100            145            30               95          30           95
   Neuberger & Berman Partners                    96            135            26               85          26           85

  Strong Special Fund II, Inc.
  Strong Growth Fund II


* For purposes of computing the Annual Contract Fee, the Annual Contract Fee has been converted into a per-dollar per-day charge. The per-dollar per-day charge has been estimated based on the distribution of National Life's non-variable single premium deferred annuity block of business, and works out to 0.06% per annum. The Annual Contract Fee is waived for Contracts with Contract Values in excess of $50,000.

** The Contract may not be annuitized in the first two years from the Date of Issue.

      The purpose of the Summary of Contract Expenses and Example is to assist the Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Variable Account as well as those of the underlying Funds are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Charges and Deductions", page . For more complete information regarding expenses paid out of the assets of the underlying Funds, see the underlying Fund prospectuses. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes", page ). Certain states impose a premium tax, currently ranging up to 3.5%.


ACCUMULATION UNIT VALUES


      The following table sets forth, for each Subaccount, the accumulation unit value at June 20, 1997 (the inception date for the Subaccounts), the accumulation unit value at December 31, 1997, and the number of accumulation units outstanding at December 31, 1997.



                                                                                                Number of
                                                Accumulation            Accumulation            Accumulation Units
                                                Unit Value at           Unit Value at           Outstanding at
Subaccount                                      June 20, 1997           December 31, 1997       December 31, 1997
Alger American Small Capitalization                 $10.00                  11.00                    91673.97
Alger American Growth                               $10.00                  10.65                    35788.21
Fidelity VIP Fund-Equity Income                     $10.00                  10.84                   106376.57
Fidelity VIP Fund-Growth                            $10.00                  10.71                    20134.41
Fidelity VIP Fund-High Income                       $10.00                  10.83                    79304.18
Fidelity VIP Fund-Overseas                          $10.00                   9.45                    31089.33
Fidelity VIP Fund II-Index 500                      $10.00                  10.88                   123048.43
Fidelity VIP Fund II-Contrafund                     $10.00                  10.95                    59153.41
Market Street Growth                                $10.00                  10.68                   198364.24
Market Street Sentinel Growth                       $10.00                  11.16                    36358.13
Market Street Aggressive Growth                     $10.00                  10.74                    12575.62
Market Street Managed                               $10.00                  10.64                    86880.05
Market Street Bond                                  $10.00                  10.42                    16645.42
Market Street International                         $10.00                   9.52                    58311.07
Market Street Money Market                          $10.00                  10.20                   133462.26
Strong Opportunity Fund II, Inc.                    $10.00                  11.16                    15594.95
Strong Growth Fund II                               $10.00                  11.26                    13783.98
Van Eck Worldwide Bond                              $10.00                  10.25                     3120.06

                                  INTRODUCTION

         These contracts may be offered as: (1) Non-Qualified Contracts, or (2) Qualified Contracts.


         The Contract is available, with certain exceptions, to Owners age 85 and younger. See "Issuance of a Contract", page . The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts, and in general must be at least $1500 for Individual Retirement Annuities or Tax Sheltered Annuities (National Life may at its discretion permit initial Premium Payments lower than these minimums if a group of Contracts are being purchased by a group of individuals or are subject to group billing, or if there is an agreement to fund up to the minimum within one year of the initial Premium Payment and at least one twelfth of the minimum is paid. Subsequent Premium Payments may be made at any time, (except for Contracts purchased in Oregon - see page __) but must be at least $100 ($50 for Individual Retirement Annuities), except that National Life may accept lower Premium Payments at its discretion if the Premium Payments are remitted electronically. The cumulative total of all Premium Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without the prior consent of National Life (see "Premium Payments", page ).


         If the Contract Value at the Annuitization Date is less than $3,500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $100, National Life shall have the right to change the frequency of payments to such intervals as will result in payments of at least $100. In no event, however, will annuity payments be made less frequently than annually (see "Annuitization - Frequency and Amount of Annuity Payments", page ).

         National Life does not deduct a sales charge from Premium Payments made for these Contracts. However, if a Withdrawal is made with respect to any part of the Contract Value of such Contracts, or the Contract is surrendered, National Life will, with certain exceptions, deduct from the Owner's Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Net Premium Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit National Life to recover sales expenses which have been advanced by National Life (see "Contingent Deferred Sales Charge", page ).


         National Life deducts from the Variable Account an amount, computed daily, which is equal to an annual rate of 1.40% of the daily net asset value. This charge consists of a 0.15% Administration Charge and a 1.25% Mortality and Expense Risk Charge. The Mortality and Expense Risk Charge is for the mortality and expense risks assumed by National Life under the Contracts. The Administration Charge will reimburse National Life for the administrative expenses related to the issue and maintenance of the Contracts (see "Charges and Deductions," page ). National Life will also assess an Annual Contract fee in the amount of $30, payable on the Date of Issue and at each Contract
Anniversary thereafter if on the Date of Issue or such Contract Anniversary the Contract Value is less than $50,000 (see "Annual Contract Fee", page ).


         If a governmental entity imposes premium taxes, National Life will make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax, currently ranging up to 3.5% (see "Premium Taxes", page ).

         To be sure that the Owner is satisfied with the Contract, the Owner has a ten day free look. Some states may require a longer period. Within ten days of the day the Contract is received, it may be returned to the Home Office of National Life, at the address shown on page 1 of this prospectus. When the Contract is received by National Life, National Life will void the Contract and refund the Contract Value plus any charges assessed at issue, including the Annual Contract Fee, any applicable charge for the optional Enhanced Death Benefit Rider, and any premium tax, unless otherwise required by state and/or federal law.

         In the case of Individual Retirement Annuities and Contracts issued in states that require the return of Premium Payments , National Life will refund the greater of: (i) Premium Payments or (ii) Contract Value plus any amount deducted by National Life for state premium taxes. In these cases, National Life may require that all Contract Value allocated to the Variable Account initially be held in the Market Street Money Market Subaccount (see "Free Look", page ). At the end of the free look period, Contract Value will be allocated among the Subaccounts of the Variable Account and the Fixed Account based on the allocation percentages specified in the application. For this purpose, National Life assumes the free look period ends 20 days after the date the Contract is issued.

      NATIONAL LIFE INSURANCE COMPANY, THE VARIABLE ACCOUNT, AND THE FUNDS

NATIONAL LIFE INSURANCE COMPANY

         National Life, a mutual life insurance company chartered in 1848 under Vermont law, is authorized to transact life insurance and annuity business in Vermont and in 50 other jurisdictions. National Life assumes all mortality and expense risks under the Contracts and its assets support the Contract's benefits. Financial Statements for National Life are contained in the Statement of Additional Information.

THE VARIABLE ACCOUNT

         The Variable Account was established by National Life on November 1, 1996, pursuant to the provisions of Vermont law. National Life has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act. Such registration does not involve supervision of the management of the Variable Account or National Life by the Securities and Exchange Commission.

         The Variable Account is a separate investment account of National Life and, as such, is not chargeable with liabilities arising out of any other business National Life may conduct. National Life does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of National Life. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of National Life.

         Net Premium Payments are allocated within the Variable Account among one or more Subaccounts made up of shares in the underlying Fund options designated by the Owner. A separate Subaccount is established within the Variable Account for each of the underlying Fund options that may be designated by the Owner.

UNDERLYING FUND OPTIONS

         Owners may choose from among a number of different Subaccount options. However, National Life reserves the right to limit the number of different Subaccounts used in any Contract over its entire life to 17.

         Summary information, including the investment objectives for each of the underlying Funds held in the Subaccounts is set forth below. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


         The investment objectives and policies of certain Funds are similar to the investment objectives and policies of mutual fund portfolios other than the Funds that may be managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other portfolios, even if the other portfolio has the same investment adviser or manager.


THE ALGER AMERICAN FUND


         The Alger American Fund is a "series" type Fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of the Alger American Fund. Fred Alger Management, Inc., acts as the Fund's investment advisor.


      ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

         Investment Objective: To seek long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, at least 65% in companies with a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly (both of the above indexes are broad indexes of small capitalization stocks).

      ALGER AMERICAN GROWTH PORTFOLIO

         Investment Objective: To seek long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, at least 65% in companies with a total market capitalization of $1 billion or greater.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND


         The Fund is an open-end, diversified, management investment company. Fidelity Management & Research Company ("FMR") is the Fund's manager.


       -EQUITY-INCOME PORTFOLIO

         Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

       -GROWTH PORTFOLIO

         Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying Funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

       -HIGH INCOME PORTFOLIO

         Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. The Portfolio manager will seek high current income normally by investing the Portfolio's assets as follows:

                           - at least 65% in income-producing debt securities and preferred stocks, including convertible securities; and

                           - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed- income and equity securities.

         The Portfolio's investment strategy may provide the opportunity for higher than average yields by investing in securities with higher than average risk, such as lower rated and unrated debt and comparable equity instruments. For a discussion of the risks associated with such investments, please see the "Risks of Lower Rated Debt Securities" section of the Portfolio's prospectus.

       -OVERSEAS PORTFOLIO

         Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II


         The Variable Insurance Products Fund II is an open-end, diversified, management investment company. FMR is the Fund's manager.



         -INDEX 500 PORTFOLIO



         Investment Objective: To seek to match the total return of the Standard & Poors' Composite Index of 500 Stocks ("S&P 500") while keeping expenses low. The Fund normally invests at least 80% of its assets in equity securities of companies that compose the S&P 500. Banker's Trust Company currently serves as sub-advisor to and manages the Fund's Portfolio.


         -CONTRAFUND PORTFOLIO

         Investment Objective: To seek capital appreciation by investing primarily in companies that the Fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

MARKET STREET FUND, INC.


         The Market Street Fund, Inc is a "series" type Fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of the Fund. Sentinel Advisors Company acts as the Fund's investment advisor for all portfolios except the International Fund, whose investment advisor is Providentmutual Investment Management Company, and whose subadvisor is The Boston Company Asset Management, Inc.



         GROWTH PORTFOLIO



         Investment Objective: To seek intermediate and long-term growth of capital. A reasonable level of income is an important secondary objective. This Portfolio pursues its objectives by investing primarily in common stocks of companies believed to offer above-average growth potential over both the intermediate and the long term.


         SENTINEL GROWTH PORTFOLIO

         Investment Objective: To seek long-term growth of capital through equity participation in companies having growth potential believed by its investment adviser to be more favorable than the U.S. economy as a whole, with a focus on relatively well-established companies.

         AGGRESSIVE GROWTH PORTFOLIO

         Investment Objective: To seek to achieve a high level of long-term capital appreciation by investing in securities of a diverse group of smaller emerging companies.

         BOND PORTFOLIO

         Investment Objective: To seek to generate a high level of current income consistent with prudent investment risk by investing in a diversified portfolio of marketable debt securities.

         MANAGED PORTFOLIO

         Investment Objective: To seek to realize as high a level of long-term total rate of return as is consistent with prudent investment risk by investing in stocks, bonds, money market instruments or a combination thereof.

         INTERNATIONAL PORTFOLIO

         Investment Objective: To seek long-term growth of capital principally through investments in a diversified portfolio of marketable equity securities of established non-United States companies.

         MONEY MARKET PORTFOLIO

         Investment Objective: To seek to provide maximum current income consistent with capital preservation and liquidity by investing in high-quality money market instruments. AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.

STRONG VARIABLE INSURANCE FUNDS, INC.


         Strong Variable Insurance Funds, Inc. is an open-end management investment company. Strong Capital Management, Inc. is the investment advisor to the Funds.


         -GROWTH FUND II

         Investment Objective: To seek capital growth. It invests primarily in equity securities that the advisor believes have above-average growth prospects.


STRONG OPPORTUNITY FUND II, INC.



         The Strong Opportunity Fund II, Inc. is a diversified, open-end management company. Strong Capital Management, Inc. is the investment advisor for the Fund.


         Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

VAN ECK WORLDWIDE INSURANCE TRUST


         Van Eck Worldwide Insurance Trust is an open-end management investment company. The investment advisor and manager is Van Eck Associates Corporation.


         WORLDWIDE BOND FUND

         Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.


         In addition, it is expected that the Funds described below from the American Century Variable Portfolios, Inc., the Goldman Sachs Variable Insurance Trust, the J.P. Morgan Series Trust II, and the Neuberger & Berman Advisers Management Trust, will be available under the Contracts on or before September 30, 1998. National Life will supplement this Prospectus to disclose when these additional Funds are available.



AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.



         American Century Variable Portfolios, Inc. is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a fund of American Century Variable Portfolios, Inc. Century Investment Management, Inc. acts as the investment advisor to these Funds.



         VP VALUE



         Investment Objective: To seek long-term capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.



         VP INCOME & GROWTH



         Investment Objective: To seek dividend growth, current income and capital appreciation. The fund will seek to achieve its investment objective by investing in common stocks.



GOLDMAN SACHS VARIABLE INSURANCE TRUST



Goldman Sachs Variable Insurance Trust is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Fund of Goldman Sachs Variable Insurance Trust. Goldman Sachs Asset Management and Goildman Sachs Assety Management International act as the Fund's investment advisor.



         GOLDMAN SACHS INTERNATIONAL EQUITY FUND



         Investment Objective: Seeks long-term capital appreciation through investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.



         GOLDMAN SACHS GLOBAL INCOME FUND



         Investment Objective: Seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and foreign currencies.



         GOLDMAN SACHS CORE SMALL CAP EQUITY FUND.



         Investment Objective: Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.



         GOLDMAN SACHS MID CAP EQUITY FUND



         Investment Objective: Seeks long-term capital appreciation primarily through investments in equity securities of companies with public stock market capitalizations of between $500 million and $10 billion at the time of investment.



J.P. MORGAN SERIES TRUST II



         J.P. Morgan Series Fund II is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of J.P. Morgan Series Trust II. J.P. Morgan Asset Management, Inc. acts as the Fund's investment advisor



         J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO



         Investment Objective: Seeks to provide a high total return from a portfolio comprised of equity securities of foreign corporations. The Portfolio is designed for investors with a long-term investment horizon who want to diversify their investments by adding international equities and take advantage of investment opportunities outside the U.S. As an international investment, the Portfolio is subject to foreign market, political, and currency risks.



         J.P. MORGAN SMALL COMPANY PORTFOLIO



         Investment Objective: Seeks to provide a high total return from a portfolio comprised of equity securities of small companies. The Portfolio invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalizations of less than $1 billion. The Portfolio is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of large companies.



NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST



         Neuberger & Berman Advisers Management Trust is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of Neuberger & Berman Advisers Management Trust. Neuberger & Berman Management Incorporated acts as the Fund's investment advisor.



         PARTNERS PORTFOLIO



         Investment Objective: To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Neuberger & Berman Advisers Management Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof.


         National Life has entered into or may enter into agreements with Funds pursuant to which the adviser or distributor pays National Life a fee based upon an annual percentage of the average net asset amount invested by National Life on behalf of the Variable Account and other separate accounts of National Life. These percentages may differ, and National Life may be paid a greater percentage by some investment advisers or distributors than other advisers or distributors. These agreements reflect administrative services provided by National Life.

         The underlying Fund options may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the

Variable Account and other separate accounts of National Life. Although National Life does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and those of other companies, or some other reason. In the event of conflict, National Life will take any steps necessary to protect Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Fund or Funds which are involved in the conflict.

                   DETAILED DESCRIPTION OF CONTRACT PROVISIONS

ISSUANCE OF A CONTRACT

      If the Owner is a human being, the Contract is available to Owners up to and including age 85 on the Date of Issue. If the Contract is issued to Joint Owners, then the oldest of the Joint Owners must be 85 years of age or younger on the Date of Issue. If the Owner is not a human being, then the age of the Annuitant governs, and must meet the requirements for Owners set forth above.

      In order to purchase a Contract, an individual must forward an application to National Life through a licensed National Life agent who is also a registered representative of Equity Services, Inc. ("ESI"), the principal underwriter of the Contracts, or another broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer.

PREMIUM PAYMENTS


         The Initial Premium Payment. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts, and in general must be at least $1500 for Qualified Contracts (National Life may at its discretion permit initial Premium Payments lower than these minimums if a group of Contracts are being purchased by a group of individuals or are subject to group billing, or if there is an agreement to fund up to the minimum within one year of the initial Premium Payment and at least one twelfth of the minimum is paid). For Contracts purchased in South Carolina, the initial Premium Payment for Qualified Contracts must be at least $3000, and the exceptions described in the parenthetical to the previous sentence will not apply.



         Subsequent Premium Payments. Subsequent Premium Payments may be made at any time, but must be at least $100 ($50 for Individual Retirement Annuities), except that National Life may accept lower Premium Payments at its discretion if the Premium Payments are remitted electronically. Subsequent Premium
Payments to the Variable Account will be priced on the basis of the Accumulation Unit Value next computed for the appropriate Subaccount after the additional Premium Payment is received. For contracts purchased in the State of Oregon, National Life is not permitted to accept subsequent Premium Payments on or after the third Contract Anniversary.


         The cumulative total of all Premium Payments under Contracts issued on the life of any one Annuitant may not exceed $1,000,000 without the prior consent of National Life.

         Premium Payments will not be processed on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, the day after Thanksgiving and Christmas Day.

         Allocation of Net Premium Payments. In the application for the Contract, the Owner will indicate how Net Premium Payments are to be allocated among the Subaccounts of the Variable Account and/or the Fixed Account. These allocations may be changed at any time by the Owner by written notice to National Life at its Home Office, or if the telephone transaction privilege has been elected, by telephone instructions (see "Telephone Transaction Privilege", page ). The percentages of Net Premium Payments that may be allocated to any Subaccount must be in whole numbers of not less than 5%, and the sum of the allocation percentages must be 100%. National Life will allocate the initial Net Premium Payment within two business days after receipt, if the application and all information necessary for processing the order are complete. If the application is not properly completed, National Life will retain the initial Premium Payment for up to five business days while attempting to complete the application. If the application is not complete at the end of the five day period, National Life will inform the applicant of the reason for the delay and the initial Premium Payment will be returned immediately, unless the applicant specifically consents to National Life retaining the initial Premium Payment until the application is complete. Once the application is complete, the initial Net Premium Payment will be allocated as designated by the Owner within two business days.

         Notwithstanding the foregoing, in jurisdictions where National Life must refund the greater of aggregate Premium Payments or Contract Value plus any amount deducted for state premium taxes in the event the Owner exercises the free look right, any portion of the initial Net Premium Payment to be allocated to the Variable Account will be allocated to the Market Street Money Market Subaccount for the free look period following the Date of Issue. At the end of that period, the amount in the Market Street Money Market Subaccount will be allocated to the Subaccounts as designated by the Owner based on the proportion that the allocation percentage for each such Subaccount bears to the sum of the allocation percentages to the Subaccounts set forth in the Net Premium Payment allocation schedule then in effect. For this purpose, National Life assumes the free look period ends 20 days after the date the Contract is issued.


         National Life will allocate subsequent Net Premium Payments as of the Valuation Date it receives such Net Premium Payments at its Home Office, based on the Owner's allocation percentages then in effect. At the time of allocation, Net Premium Payments are applied to the purchase of shares of the respective underlying Funds at net asset value for the respective Subaccount(s) and converted into Accumulation Units.

         National Life reserves the right to limit the number of Variable Account Subaccounts used in a single Contract over the entire life of the Contract to 17.

         The values of the Subaccounts will vary with their investment experience and the Owner bears the entire investment risk. Owners should periodically review their allocation percentages in light of market conditions and the Owner's overall financial objectives.

TRANSFERS

         The Owner may transfer the Contract Value among the Subaccounts of the Variable Account, and between the Variable Account and the Fixed Account, subject to the limitations set forth below, by making a written transfer request to National Life, or if the telephone transaction privilege has been elected, by telephone instructions to National Life. See "Telephone Transaction Privilege", page . Transfers between and among the Subaccounts of the Variable Account and the Fixed Account are made as of the Valuation Day that the request for transfer is received at the Home Office. Transfers to or from the Subaccounts of the Variable Account may be postponed under certain circumstances. See "Payments," page .

         National Life currently allows transfers to the Fixed Account of all or any part of the Variable Account Contract Value, without charge or penalty. With respect to transfers from the Variable Account to the Fixed Account, National Life reserves the right to restrict transfers to the Fixed Account to 25% of the Variable Account Contract Value for any Contract Year determined as of the most recent Contract Anniversary.


         Owners may, once per year within 45 days after the end of the calendar year, transfer a portion of the value in the Fixed Account to the Variable Account. The maximum percentage that may be transferred will be determined by National Life in its sole discretion prior to the end of the calendar year, but will not be less than 10% of the Contract Value in the Fixed Account as of the date the request is made. Following a transfer from the Fixed Account to the Variable Account, National Life reserves the right to require that the value so transferred remain in the Variable Account for at least one year before it may be transferred back to the Fixed Account.


         National Life does not permit transfers between the Variable Account and the Fixed Account after the Annuitization Date.

         National Life has no current intention to impose a transfer charge in the foreseeable future. However, National Life reserves the right, upon prior notice to Owners, to impose a transfer charge of $25 for each transfer in excess of twelve transfers in any one Contract Year. See "Transfer Charge", page .

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

         The value of a Variable Account Accumulation Unit for each Subaccount was arbitrarily set initially at $10 when the Subaccounts commenced operations. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Subaccount for the immediately preceding Valuation Period by the Net Investment Factor for the Subaccount during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. No minimum Accumulation Unit value is guaranteed. The number of Accumulation Units will not change as a result of investment experience.

                  Net Investment Factor. Each Subaccount of the Variable Account has its own Net Investment Factor. The Net Investment Factor measures the daily investment performance of that Subaccount. The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Fund shares, because of the deduction for the Mortality and Expense Risk Charge and Administration Charge.

         Underlying Fund shares in the Variable Account will be valued at their net asset value. For underlying Funds that credit dividends on a daily basis and pay such dividends once a month (the Market Street Money Market Portfolio), the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

  DETERMINING THE CONTRACT VALUE


         The Contract Value is the sum of: 1) the value of all Variable Account Accumulation Units, and 2) amounts allocated and credited to the Fixed Account. When charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Owner's interest in the Variable Account and Fixed Account bears to the total Contract Value. Value held in the Fixed Account is not subject to Variable Account charges (Mortality and Expense Risk and Administration Charges), but may be subject to Contingent Deferred Sales Charges, the Annual Contract Fee, optional Enhanced Death Benefit Rider Charge, and premium taxes, if applicable.


ANNUITIZATION


         Maturity Date. The Owner selects a Maturity Date at the time of application. Such date must be at least 2 years after the Date of Issue unless otherwise approved (10 years after the Date of Issue in the State of Oregon, with no exceptions possible). If no specific Maturity Date is selected, the Maturity Date will be the Owner's age 90 (the Annuitant's age 90 if the Owner is not a human being); or, if later, ten years after the Date of Issue.


         If the Owner requests in writing (see "Ownership Provisions", page ), and National Life approves the request, the Maturity Date may be accelerated or deferred.

         Election of Payment Options. The Owner may, upon prior written notice to National Life, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options. The Contract Value in each Subaccount less any premium tax previously unpaid, will be applied to provide a Variable Annuity payment and the Contract Value in the Fixed Account, less any premium tax previously unpaid, will be applied to provide a Fixed Annuity payment.

         If an election of an Annuity Payment Option is not on file with National Life on the Annuitization Date, the proceeds will be paid as Option 3 - Payments for Life with 120 months certain. An Annuity Payment Option may be elected, revoked or changed by the Owner at any time before the Annuitization Date upon 30 days prior written notice. The Annuity Payment Options available are described below.

         Frequency and Amount of Annuity Payments. Annuity payments will be paid as monthly installments unless the Owner selects annual, semi-annual or quarterly installments. However, if the amount to be applied under any Annuity Payment Option is less than $3,500, National Life shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $100,

National Life shall have the right to change the frequency of payments to such intervals as will result in payments of at least $100. In no event will National Life make payments under an annuity option less frequently than annually.

ANNUITIZATION - VARIABLE ACCOUNT

         The dollar amount of the first Variable Annuity payment shall be determined by dividing the Variable Account Contract Value on the Annuitization Date by 1,000 and applying the result in accordance with the Applicable Annuity Table. The amount of each Variable Annuity payment will depend on the age of the Chosen Human Being at the time the first payment is due, and the sex of the Chosen Human Being, if applicable, unless otherwise required by law.


         Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the value of an Annuity Unit for the Valuation Period in which the payment is due. National Life guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

         Value of an Annuity Unit. The value of an Annuity Unit for a Subaccount was arbitrarily set initially at $10 when the first underlying Fund shares were purchased. The value of an Annuity Unit for a Subaccount for any subsequent Valuation Period is determined by multiplying the value of an Annuity Unit for the immediately preceding Valuation Period by the applicable Net Investment Factor for the Valuation Period for which the value of an Annuity Unit is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum (see "Net Investment Factor", page ).

         Assumed Investment Rate. A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment return is at the annual rate of 3.5%, the annuity payments will be level.


ANNUITIZATION - FIXED ACCOUNT

         A Fixed Annuity is an annuity with payments which are guaranteed by National Life as to dollar amount during the annuity payment period. The amount of the periodic Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age nearest birthday basis.

         National Life does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

ANNUITY PAYMENT OPTIONS

         Any of the following Annuity Payment Options may be elected:

         Option 1-Payments for a Stated Time. Monthly payments will be made for the number of years selected, which may range from 5 years to 30 years.

         Option 2-Payments for Life-An annuity payable monthly during the lifetime of a Chosen Human Being (who may be named at the time of election of the Payment Option), ceasing with the last payment due prior to the death of the Chosen Human Being. IT WOULD BE POSSIBLE

         UNDER THIS OPTION FOR THE PAYEE TO RECEIVE ONLY ONE ANNUITY PAYMENT IF THE CHOSEN HUMAN BEING DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF THE CHOSEN HUMAN BEING DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

         Option 3-Payments for Life with Period Certain - Guaranteed-An annuity that if at the death of the Chosen Human Being payments have been made for fewer than 120 or 240 months, as selected, guaranteed annuity payments will be continued during the remainder of the selected period to the Payee, or another recipient as chosen by the Payee at the time the Annuity Payment Option was selected. In the alternative, the recipient may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum, computed as of the date on which notice of death of the Chosen Human Being is received by National Life at its Home Office.

         Other Annuity Payment Options may be available.

         Some of the stated Annuity Payment Options may not be available in all states. The Owner may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If such a request is approved by National Life, it will be permitted under the Contract.

         Individual Retirement Annuities and Tax Sheltered Annuities are subject to the minimum Distribution requirements set forth in the Code.

         Under Payment Option 1, the Owner may change to any other Payment Option at any time. At the time of the change, the remaining value will be applied to the new Payment Option to determine the amount of the payments. Under Payment Option 1, the Owner may also fully surrender the Contract at any time or make Withdrawals at any time or from time to time. A surrender or Withdrawal will be subject to any applicable Contingent Deferred Sales Charge at the time of the surrender or Withdrawal.

DEATH OF OWNER


         If any Owner or Joint Owner dies prior to the Annuitization Date, then, unless the Enhanced Death Benefit Rider has been elected, a Death Benefit in an amount equal to, if such Owner or Joint Owner dies prior to attaining age 81, the greater of (a) the Contract Value, or (b) the Net Premium Payments made to the Contract minus all Withdrawals (including any CDSC deducted in connection with such Withdrawals), and, in the case of both (a) and (b), minus any applicable premium tax charge to be assessed upon distribution, will be paid to the Beneficiary. If such Owner or Joint Owner dies after attaining age 81, then the Death Benefit shall be equal to the Contract Value, minus any applicable premium tax charge.


         Unless the Beneficiary is the deceased Owner's (or Joint Owner's) spouse, the Death Benefit must be distributed within five years of such Owner's death. The Beneficiary may, however, elect to receive Distribution in the form of a life annuity or an annuity for a period not exceeding his or her life expectancy. Such annuity must begin within one year following the date of the Owner's death, and is currently available only as a Fixed Annuity. If the Beneficiary is the spouse of the deceased Owner (or Joint Owner), then the Contract may be continued without any required Distribution. If the deceased Owner (or Joint Owner) and the Annuitant are the same person, the death of that person will be treated as the death of the Owner for purposes of determining the Death Benefit payable.

         Qualified Contracts may be subject to specific rules set forth in the Plan, Contract, or Code concerning Distributions upon the death of the Owner.

DEATH OF ANNUITANT PRIOR TO THE ANNUITIZATION DATE

         If an Annuitant who is not an Owner dies prior to the Annuitization Date, the Contract will mature, and a Death Benefit equal to the Cash Surrender Value of the Contract will be payable to the Beneficiary, unless, in the case where the Owner is a human being, a contingent Annuitant has been named or the Owner names a contingent Annuitant within 90 days of such Annuitant's death, in which case the Contract may be continued without any required Distribution. If no Beneficiary is named (or if the Beneficiary predeceases the Annuitant), then the Death Benefit will be paid to the Owner. If the Owner is not a human being, then the death of the Annuitant will be treated as if it were the death of the Owner, and the disposition of the Contract will follow the death of the Owner provisions set forth above.

         In any case where a Death Benefit is paid, the value of the Death Benefit will be determined as of the Valuation Day coincident with or next following the date National Life receives in writing: (1) due proof of the Annuitant's or an Owner's (or Joint Owner's) death; (2) an election for either a single sum payment or an Annuity Payment Option (currently only Fixed Annuities are available in these circumstances); and (3) any form required by state insurance laws. If a single sum payment is requested, payment will be made in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is requested, election must be made by the Beneficiary during the 90-day period commencing with the date written notice is received by National Life, and as otherwise required by law. If no election has been made by the end of such 90-day period commencing with the date written notice is received by National Life, or as otherwise required by law, the Death Benefit will be paid in a single sum payment.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS AND TAX SHELTERED ANNUITIES

         The entire interest of an Annuitant under a Qualified Plan or a Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and regulations thereunder, as applicable, and will be paid, notwithstanding anything else contained herein, to the Owner/Annuitant under the Annuity Payments Option selected, over a period not exceeding:

         (a) the life of the Owner/Annuitant or the lives of the Owner/Annuitant and the Owner/Annuitant's Beneficiary; or

         (b) a period not extending beyond the life expectancy of the Owner/Annuitant or the life expectancy of the Owner/Annuitant and the Owner/Annuitant's Beneficiary.

         If the Owner/Annuitant's entire interest is to be distributed in equal or substantially equal payments over a period described in (a) or (b), such payments will commence not later than the first day of April following the calendar year in which the Owner/Annuitant attains age 70 1/2 (the required beginning date). Beginning January 1, 1997, for an Owner/Annuitant other than a "5 percent owner" (as defined in Code Section 416) in the case of a governmental plan (as defined in Code Section 414(d)), or church plan (as defined in Code Section 401(a)(9)(C)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Annuitant retires.

         If the Owner dies prior to the commencement of his or her Distribution, the interest in the Qualified Plan or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs unless:

(a) the Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:


         (i) in the case of a Tax-Sheltered Annuity, treat the annuity as a Tax Sheltered Annuity established for his or her benefit; or

         (ii) receive Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70 1/2; or


(b) the Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

         If the Owner/Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

         Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Owner/Annuitant by the life expectancy of the Owner/Annuitant, or the joint and last survivor expectancy of the Owner/Annuitant and the Owner/Annuitant's Designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

         Other distribution rules may apply to Section 457 plans.

         If the amounts distributed to the Owner are less than those mentioned above, a penalty tax of 50% is levied on the amount that should have been distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

         Distribution from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. Distribution may be accepted in a lump sum or in nearly equal payments over: (a) the Owner's life or the lives of the Owner and the Owner's spouse or designated Beneficiary, or (b) a period not extending beyond the Owner and the Owner's spouse or designated Beneficiary.

         If the Owner dies prior to the commencement of the Distribution, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the Owner's death occurs unless:

(a) The Owner has named his or her surviving spouse as the designated Beneficiary and such spouse elects to:

         (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

         (ii) receive Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70 1/2; or

(b) The Owner has named a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

         If the Owner dies after Distribution has commenced, the Distribution must continue at least as rapidly as under the schedule being used prior to the Owner's death, except to the extent that a surviving spouse Beneficiary may elect to treat the Contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

         If the amounts distributed to the Owner are less than those mentioned above, a penalty tax of 50% is levied on the amount that should have been distributed for that year.

         A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Premium Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Owner must annually report the amount of non-deductible Premium Payments, the amount of any Distribution, the amount by which non-deductible Premium Payments for all years exceed non-taxable Distributions for all years and the total balance of all Individual Retirement Annuities.

         Individual Retirement Annuity Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Owner dies prior to the time Distribution of the Owner's interest in the annuity is completed, the balance will also be included in the Owner's gross estate.

GENERATION-SKIPPING TRANSFERS

         National Life may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, the payment will be reduced by any tax National Life is required to pay by Section 2603 of the Code.

         A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Owner.

OWNERSHIP PROVISIONS

         Unless otherwise provided, the Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. If Joint Owners are named, each Joint Owner will possess an undivided interest in the Contract. The death of any Joint Owner will trigger the provisions of the Contract relating to the death of the Owner. Unless otherwise provided, when Joint Owners are named, the exercise of any ownership right in the Contract (including the right to surrender the Contract or make a Withdrawal, to change the Owner, the Annuitant, a Contingent Annuitant, the Beneficiary, the Annuity Payment Option or the Maturity Date) shall require a written indication of an intent to exercise that right, signed by all Joint Owners.

         Prior to the Annuitization Date, the Owner may name a new Owner. Such change may be subject to state and federal gift taxes, and may also result in current federal income taxation (see "Federal Income Tax Considerations, page __") Any change of Owner will automatically revoke any prior Owner designation. Any request for change of Owner must be (1) made by proper written application, (2) received and recorded by National Life at its Home Office, and
(3) may include a signature guarantee as specified in the "Surrender and Withdrawal" provision on page __. The change will become effective as of the date the written request is signed. A new choice of Owner will not apply to any payment made or action taken by National Life prior to the time it was received and recorded.

         The Owner may request a change in the Annuitant or contingent Annuitant before the Annuitization Date. Such a request must be made in writing on a form acceptable to National Life and must be signed by the Owner and the person to be named as Annuitant or contingent Annuitant. Any such change is subject to underwriting and approval by National Life.

                             CHARGES AND DEDUCTIONS


         All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to Contingent Deferred Sales Charges, the Annual Contract Fee and Premium Tax deductions and the charge for the Enhanced Death Benefit Rider, if applicable, but are not subject to charges exclusive to the Variable Account: the Mortality and Expense Risk Charge and the Administration Charge. National Life may realize a profit from any of these charges. Any such profit may be used for any purpose, including payment of distribution expenses.


      National Life deducts the charges described below to cover its costs and expenses, services provided and risks assumed under the Contracts. National Life incurs certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. More particularly, the administrative services include: processing applications for and issuing the Contracts, processing purchases and redemptions of Fund shares as required (including automatic withdrawal services), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values), reconciling and depositing cash receipts, providing Contract confirmations, providing toll-free inquiry services and furnishing telephone transaction privileges. The risks National Life assumes include: the risk that the actual life-span of persons receiving annuity payments under Contract guarantees will exceed the assumptions reflected in National Life's guaranteed rates (these rates are incorporated in the Contract and cannot be changed); the risk that Death Benefits, or the Enhanced Death Benefit under the optional Enhanced Death Benefit Rider, will exceed the actual Contract Value; the risk that more Owners than expected will qualify for waivers of the Contingent Deferred Sales Charge; and the risk that National Life's costs in providing the services will exceed its revenues from the Contract charges (which cannot be changed by National Life). The amount of a charge will not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the Contingent Deferred Sales Charge collected may not fully cover all of the distribution expenses incurred by National Life.

DEDUCTIONS FROM THE VARIABLE ACCOUNT

      National Life deducts from the Variable Account an amount, computed daily, which is equal to an annual rate of 1.40% of the daily net asset value. The charge consists of a 0.15% Administration Charge and a 1.25% Mortality and Expense Risk Charge.

CONTINGENT DEFERRED SALES CHARGE

         No deduction for a sales charge is made from the Premium Payments for these Contracts. However, if a Withdrawal is made with respect to any part of the Contract Value of such a Contract or a Contract is surrendered, National Life will, with certain exceptions, deduct a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Net Premium Payments made within 84 months prior to the date of the request to surrender, or the amount withdrawn.

         The Contingent Deferred Sales Charge is calculated by multiplying the applicable Contingent Deferred Sales Charge percentages noted below by the Net Premium Payments that are withdrawn or surrendered. For purposes of calculating the Contingent Deferred Sales Charge, Withdrawals or surrenders are considered to come first from the oldest Net Premium Payment made to the Contract, then the next oldest Net Premium Payment and so forth, with any earnings attributable to such Net Premium Payments considered withdrawn only after all Net Premium Payments made to the Contract have been considered withdrawn (no Contingent Deferred Sales Charge is ever assessed with respect to a Withdrawal or surrender of earnings). For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Net Premium Payments within the time periods set forth.

         The Contingent Deferred Sales Charge applies to Premium Payments as follows:


NUMBER OF COMPLETED              CONTINGENT DEFERRED            NUMBER OF COMPLETED            CONTINGENT DEFERRED
YEARS FROM DATE OF               SALES CHARGE                   YEARS FROM DATE OF             SALES CHARGE
PREMIUM PAYMENT                  PERCENTAGE                     PREMIUM PAYMENT                PERCENTAGE
----------------                 ----------                     ---------------                -----------

         0                             7%                                4                           3%
         1                             6%                                5                           2%
         2                             5%                                6                           1%
         3                             4%                                7                           0%

         In any Contract Year after the first Contract Year, except in the states referred to in the last sentence of this paragraph, the Owner may effect Withdrawals without a Contingent Deferred Sales Charge ("CDSC") of an aggregate amount equal to 15% of the Contract Value as of the most recent Contract Anniversary. This CDSC-free Withdrawal privilege does not apply to full surrenders of the Contract, and if a full surrender is made within one year of exercising a CDSC-free Withdrawal, then the Contingent Deferred Sales Charge which would have been assessed at the time of the Withdrawal will be assessed at the time of surrender. The CDSC-free feature is also non-cumulative; so that free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC. In the first Contract Year a CDSC-free Withdrawal is available only by setting up a monthly systematic Withdrawal program for an amount not exceeding the annual CDSC-free Withdrawal amount (see "Available Automated Fund
Management Features-Systematic Withdrawals," page __). The Owner may be subject to a tax penalty if the Owner takes Withdrawals prior to age 59 1/2 (see "Federal Income Tax Considerations"). In any states which require that any CDSC-free Withdrawal provision be available on full surrenders as well as Withdrawals, the CDSC-free Withdrawal provision will apply to full surrenders but will be limited to 10% of the Contract Value as of the most recent Contract Anniversary for both Withdrawals and full surrenders.

         In addition, no Contingent Deferred Sales Charge will be deducted: (1) upon the Annuitization of Contracts, (2) upon payment of a death benefit pursuant to the death of the Owner, or (3) from any values which have been held under a Contract for at least 84 months. No Contingent Deferred Sales Charge applies upon the transfer of value among the Subaccounts or between the Fixed Account and the Variable Account.


         When a Contract is held by a charitable remainder trust, the amount which may be withdrawn from this Contract without application of a Contingent Deferred Sales Charge, after the first Contract Year, shall be the larger of
(a) or (b), where (a) is the amount which would otherwise be available for Withdrawal without application of a Contingent Deferred Sales Charge; and where (b) is the difference between the Contract Value as of the last Contract Anniversary and the Net Premium Payments made to the Contract less all Withdrawals as of the last Contract Anniversary.


         National Life will waive the Contingent Deferred Sales Charge if the Owner dies, or if the Owner annuitizes (in such a case, however, the Owner may not elect a settlement option under which he or she has the right to receive a lump sum prior to seven years after the date of the last Premium Payment, unless a Contingent Deferred Sales Charge is paid at the time of payment of the lump sum).

     National Life will also waive the CDSC if, following the first Contract Anniversary, the Owner has been confined to an eligible nursing home (as defined in the Contract) for at least the 90 consecutive days ending on the date of the Withdrawal request.

ANNUAL CONTRACT FEE


      For Contracts with a Contract Value of less than $50,000 as of the Date of Issue, or any subsequent Contract Anniversary prior to the Annuitization Date, National Life will assess an Annual Contract Fee of $30.00. This fee will be assessed annually in advance on the Date of Issue and thereafter on each Contract Anniversary on which the Contract Value is less than $50,000, until the Annuitization Date. No Annual Contract Fee will be assessed after the Annuitization Date. This fee will be taken pro rata from all Subaccounts of the Variable Account and the Fixed Account.

TRANSFER CHARGE

      Currently, unlimited transfers are permitted among the Subaccounts, and transfers between the Fixed Account and the Variable Account are permitted within the limits described on page , in each case without charge. National Life has no present intention to impose a transfer charge in the foreseeable future. However, National Life reserves the right to impose in the future a transfer charge of $25 on each transfer in excess of twelve transfers in any Contract Year.


      If imposed, the transfer charge will be deducted from the amount being transferred. All transfers requested on the same Valuation Day are treated as one transfer transaction. Any future transfer charge will not apply to transfers made pursuant to the Dollar Cost Averaging and Portfolio Rebalancing features or if there has been a material change in the investment policy of the Fund from which the transfer is being made. These transfers will not count against the twelve free transfers in any Contract Year.


PREMIUM TAXES

         If a governmental entity imposes premium taxes, National Life will make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax, currently ranging up to 3.5%. National Life will pay premium taxes at the time imposed under applicable law. Where National Life is required to pay this premium tax when a premium is paid, it may deduct an amount equal to premium taxes from the Premium Payment. National Life currently intends to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, National Life currently expects to make its deduction for premium taxes at the time of Annuitization, death of the Owner, or surrender, although it also reserves the right to make such a deduction at the time it pays premium taxes to the applicable taxing authority.

CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT RIDER


         Annual charges are made if the Owner has elected the optional Enhanced
Death Benefit Rider.  See "Optional Enhanced Death Benefit Rider," page     .
The annual charge for the Enhanced Death Benefit Rider is 0.20% of Contract Value as of the date the charge is deducted. The annual charge will be deducted at issue (or at the time of election, if elected subsequent to issue), and then on each Contract Anniversary thereafter, up to and including age 80 on an age-nearest- birthday basis as of the relevant Contract Anniversary. After age 80, the charge will be discontinued. The charge will be taken pro rata from the Subaccounts of the Variable Account and the Fixed Account.


OTHER CHARGES

         The Variable Account purchases shares of the Funds at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds. Information on the fees and expenses for the Funds is set forth in "Underlying Fund Annual Expenses" on page __.

         More detailed information is contained in the Funds' prospectuses which accompany this prospectus.


                        CONTRACT RIGHTS AND PRIVILEGES


FREE LOOK

         The Owner may revoke the Contract at any time between the Date of Issue and the date 10 days after receipt of the Contract, and receive a refund of the Contract Value plus any charges assessed at issue, including the Annual
Contract Fee, charge for the Optional Enhanced Death Benefit Rider, and any premium tax, unless otherwise required by state and/or federal law. Some states may require a longer period. Where the Contract Value is refunded, the Owner will have borne the investment risk and been entitled to the benefit of the investment performance of the chosen Subaccounts during the time the Contract was in force.

         In the case of Individual Retirement Annuities and states that require the return of Premium Payments, National Life will refund the greater of: (i) Premium Payments or (ii) Contract Value plus any amount deducted by National Life for state premium taxes. National Life may require that all Contract Value allocated to the Variable Account initially be held in the Market Street Money Market Subaccount. At the end of the free look period, Contract Value will be allocated among the Subaccounts of the Variable Account and the Fixed Account based on the allocation percentages specified in the application. For this purpose, National Life assumes the free look period ends 20 days after the date the Contract is issued.

         In order to revoke the Contract, it must be mailed or delivered to the Home Office of National Life at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective, except where National Life required the allocation of Contract Value to the Market Street Money Market Subaccount for the free look period. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office of National Life at the mailing address shown on page 1 of this prospectus.

         The liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to the Owner will be paid by National Life.

SURRENDER AND WITHDRAWAL

         At any time prior to the Annuitization Date or thereafter if Payment Option 1 has been elected, the Owner may, upon proper written application by the Owner deemed by National Life to be in good order, surrender the Contract Value. "Proper written application" means that the Owner must request the surrender in writing and include the Contract. National Life may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.


         National Life will, upon receipt of any such written request, pay to the Owner the Cash Surrender Value. The Cash Surrender Value will reflect any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge") and, in certain states, a premium tax charge (see "Premium Taxes", page ). The Cash Surrender Value may be more or less than the total of Premium Payments made by a Owner, depending on the market value of the underlying Fund shares, the amount of any applicable Contingent Deferred Sales Charge, and other factors.



      National Life will normally not permit Withdrawal or surrender of Premium Payments made by check within the 15 calendar days prior to the date the request for Withdrawal or surrender is received.

         At any time before the death of the Owner and after 30 days from the Date of Issue, the Owner may make a Withdrawal of a portion of the Contract Value. The minimum Withdrawal is $500, and the maximum Withdrawal is that amount which would leave $3500 in remaining Contract Value. If the amount requested is more than the maximum or less than the minimum, the Withdrawal will not be processed until National Life receives further instructions from the Owner.

      Generally, Withdrawals in the first Contract Year and Withdrawals in excess of 15% (10% in certain states) of Contract Value as of the most recent Contract Anniversary in any Contract Year are subject to the Contingent Deferred Sales Charge.

See "Contingent Deferred Sales Charge", page . However, see "Available Automated Fund Management Features-Systematic Withdrawals" page __ for information on a limited means of making systematic Withdrawals in the first year free of the Contingent Deferred Sales Charge. Withdrawals will be deemed to be taken from Net Premium Payments in chronological order, with the oldest Net Premium Payment being withdrawn first. This method will tend to minimize the amount of the Contingent Deferred Sales Charge.


         The Withdrawal will be taken from the Subaccounts of the Variable Account based on the instructions of the Owner at the time of the Withdrawal (however, during the first Contract Year, National Life may require that Withdrawals be taken pro rata from the Subaccounts of the Variable Account and the Fixed Account). If the Owner provides specific instructions, amounts must be deducted first from the Variable Account, and may only be deducted from the Fixed Account to the extent that the Contract Value in the Variable Account is insufficient to accomplish the Withdrawal. If specific allocation instructions are not provided by the Owner, the Withdrawal will be deducted pro rata from the Subaccounts of the Variable Account and from the Fixed Account. Any Contingent Deferred Sales Charge associated with a Withdrawal will be deducted from the Subaccounts of the Variable Account and from the Fixed Account based on the allocation percentages of the Withdrawal itself, except that any amount that would be so deducted from a Subaccount which is in excess of the available value in that Subaccount will be deducted pro rata among the remaining Subaccounts and the Fixed Account. If the Withdrawal cannot be processed in accordance with instructions provided by the Owner, then it will not be processed until National Life receives further instructions from the Owner.


      A surrender or a Withdrawal may have tax consequences. See "Federal Income Tax Considerations", page .

PAYMENTS


                  National Life will pay any funds surrendered or withdrawn from the Variable Account within 7 days of receipt of such request in National Life's Home Office. However, National Life reserves the right to suspend or postpone the date of any payment or transfer of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. National Life reserves the right to delay payment of any amounts allocated to the Fixed Account which are payable as a result of a surrender or Withdrawal for up to six months after it has received written request in a form satisfactory to it.


SURRENDERS AND WITHDRAWALS UNDER A TAX SHELTERED ANNUITY CONTRACT

         Where the Contract has been issued as a Tax Sheltered Annuity, the Owner may surrender or make a Withdrawal of part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant except as provided below:

A. The surrender or Withdrawal of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:

         1. when the Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code Section 72(m)(7)); or

         2. in the case of hardship (as defined for purposes of Code Section 401
         (k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

B. The surrender and Withdrawal limitations described in A. above for Tax Sheltered Annuities apply to:

         1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

         2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

         3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

    C. Any Distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

         A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, National Life will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Owner. The foregoing is National Life's understanding of the withdrawal restrictions which are currently applicable under Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

         The Contract surrender and Withdrawal provisions may also be modified pursuant to the plan terms and Code tax provisions for Qualified Contracts.

TELEPHONE TRANSACTION PRIVILEGE


         If the telephone transaction privilege has been elected, either on the application for the Contract or by thereafter providing a proper written authorization to National Life, an Owner or his or her National Life agent, if the Owner has so provided on the application or by written authorization, may effect changes in Net Premium Payment allocation, transfers or initiate dollar cost averaging or portfolio rebalancing, by providing instructions to National Life at its Home Office over the telephone. National Life reserves the right to suspend telephone transaction privileges at any time, for any reason, if it deems such suspension to be in the best interests of Contract Owners.


      National Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If National Life follows these procedures it will not be liable for any losses due to unauthorized or fraudulent instructions. National Life may be liable for any such losses if those reasonable procedures are not followed. The procedures to be followed for telephone transfers will include one or more of the following: requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.

AVAILABLE AUTOMATED FUND MANAGEMENT FEATURES

      National Life currently offers, at no charge to Owners, the following automated fund management features. However, National Life is not legally obligated to continue to offer these features, and although it has no current intention to do so, it may cease offering one or more of such features at any time, after providing 60 days prior written notice to all Owners who are currently utilizing the features being discontinued. Only one automated fund management feature is available under any single Contract at one time.

      Dollar Cost Averaging. This feature permits an Owner to automatically transfer funds from the Money Market Subaccount to any other Subaccounts on a monthly basis. It may be elected at issue by marking the appropriate box on the initial application, and completing the appropriate instructions, or, after issue, by filling out similar information on a change request form and sending it to the Home Office.

      If this feature is elected, the amount to be transferred will be taken from the Money Market Subaccount and transferred to the Subaccount or Subaccounts designated to receive the funds, each month on the Monthly Contract Date (starting with the Monthly Contract Date next succeeding the Date of Issue, or next succeeding the date of an election subsequent to purchase), until the amount in the Money Market Subaccount is depleted. When the amount in the Money Market Subaccount is depleted, the Dollar Cost Averaging program terminates.
The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount to zero. An Owner may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to the Home Office.


      This feature allows an Owner to move funds into the various investment classes on a more gradual and systematic basis than the frequency on which Premium Payments ordinarily are made. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower, and lower numbers of units being purchased when unit prices are higher. This will result, over time, in a lower cost per unit than the average of the unit costs on the days on which the automated purchases are made. This technique will not, however, assure a profit or protect against a loss in declining markets. Moreover, for the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low price levels as well as higher price levels.


      Portfolio Rebalancing. This feature permits an Owner to automatically rebalance the value in the Subaccounts on a quarterly, semi-annual or annual basis, based on the Owner's premium allocation percentages in effect at the time of the rebalancing. It may be elected at issue by marking the appropriate box on the initial application, or, after issue, by completing a change request form and sending it to the Home Office.


      In Contracts utilizing Portfolio Rebalancing from the Date of Issue, an automatic transfer will take place which causes the percentages of the current values in each Subaccount to match the current premium allocation percentages, starting with the Monthly Contract Date three, six or twelve months after the Date of Issue, and then on each Monthly Contract Date three, six or twelve months thereafter. Contracts electing Portfolio Rebalancing after issue will have the first automated transfer occur as of the Monthly Contract Date on or next following the date that the election is received at the Home Office, and subsequent rebalancing transfers will occur every three, six or twelve months from such date. An Owner may discontinue Portfolio Rebalancing at any time by submitting an appropriate change request form to the Home Office.

      In the event that an Owner changes the Contract's premium allocation percentages, Portfolio Rebalancing will automatically be discontinued unless the Owner specifically directs otherwise.

      Portfolio Rebalancing will result in periodic transfers out of Subaccounts that have had relatively favorable investment performance in relation to the other Subaccounts to which a Contract allocates premiums, and into Subaccounts which have had relatively unfavorable investment performance in relation to the other Subaccounts to which the Contract allocates premiums.


         Systematic Withdrawals- At any time after one year from the Date of Issue, and provided that the Contract Value at the time of initiation of the program is at least $15,000, the Owner may elect in writing on a form provided by National Life to take systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual or annual basis. The Owner may provide specific instructions as to how the systematic Withdrawals are to be taken, but the Withdrawals must be taken first from the Subaccounts of the Variable Account, and may only be taken from the Fixed Account to the extent that the Contract Value in the Variable Account is insufficient to accomplish the Withdrawal. If the Owner has not provided specific instructions, or if such specific instructions cannot be carried out, National Life will process the Withdrawals by taking on a pro-rata basis Accumulation Units from all of the Subaccounts in which the Owner has an interest and the Fixed Account. Each systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic Withdrawals if the Owner is under age 59 1/2. If directed by the Owner, National Life will withhold federal income taxes from each systematic Withdrawal. A systematic Withdrawal program will terminate automatically when a systematic Withdrawal would cause the remaining Contract Value to be $3,500 or less. If a systematic Withdrawal would cause the Contract Value to be $3,500 or less, then that systematic Withdrawal transaction will not be processed. The Owner may discontinue systematic Withdrawals at any time by notifying National Life in writing.


         A Contingent Deferred Sales Charge may apply to systematic Withdrawals in accordance with the considerations set forth in "Contingent Deferred Sales Charge", page . If the Owner withdraws amounts pursuant to a systematic Withdrawal program, then, in most states, the Owner may withdraw in each Contract Year after the first Contract Year without a CDSC an amount up to 15% of the Contract Value as of the most recent Contract Anniversary (a different CDSC-free Withdrawal provision may apply in certain states - see "Contingent Deferred Sales Charge, page ). Both Withdrawals at the specific request of the Owner and Withdrawals pursuant to a systematic Withdrawal program will count toward the limit of the amount that may be withdrawn in any Contract Year free of the CDSC. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC.



        Limited systematic Withdrawals are also available in the first Contract Year (but only after 30 days from issue). These systematic Withdrawals are limited to monthly systematic Withdrawal programs. The maximum aggregate amount for the remaining months of the first Contract Year is the annual amount that may be withdrawn in Contract Years after the first Contract Year free of a CDSC (i.e., either 15% or 10% of the Contract Value, depending on the state). These systematic Withdrawals will not be subject to a CDSC. The other rules for systematic Withdrawals made after the first Contract Year, including the $15,000 minimum Contract Value, minimum $100 payment, and allocation rules, will apply to these systematic Withdrawals.

CONTRACT RIGHTS UNDER CERTAIN PLANS

      Contracts may be purchased in connection with a plan sponsored by an employer. In such cases, all rights under the Contract rest with the Owner, which may be the employer or other obligor under the plan, and benefits available to participants under the plan will be governed solely by the provisions of the plan. Accordingly, some of the options and elections under the Contract may not be available to participants under the provisions of the plan. In such cases, participants should contact their employers for information regarding the specifics of the plan.

                                THE FIXED ACCOUNT

         Net Premium Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion become part of the general account of National Life, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("Securities Act"), nor is the general account registered as an investment company under the Investment Company Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the Securities Act or Investment Company Act, and National Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which related to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


         The Fixed Account is made up of all the general assets of National Life, other than those in the Variable Account and any other segregated asset account. Fixed Account Net Premium Payments will be allocated to the Fixed Account by election of the Owner at the time of purchase, or by a later change in allocation of Net Premium Payments. National Life will invest the assets of the Fixed Account in those assets chosen by National Life and allowed by applicable law.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES


         The Contract Value held in the Fixed Account is guaranteed to accumulate at a minimum effective annual interest rate of 3.0%. National Life may credit the Contract Value in the Fixed Account with current rates in excess of the minimum guarantee but is not obligated to do so. National Life has no specific formula for determining current interest rates. Since National Life, in its sole discretion, anticipates changing the current interest rate from time to time, allocations to the Fixed Account made at different times are likely to be credited with different current interest rates. An interest rate will be declared by National Life each month to apply to amounts allocated or transferred to the Fixed Account in that month. The rate declared on such amounts will remain in effect for twelve months. At the end of the 12-month period, National Life reserves the right to declare a new current interest rate on such amounts and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account on that date). Any interest credited on the amounts in the Fixed Account in excess of the minimum guaranteed rate of 3.0% per year will be determined in the sole discretion of National Life. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate. Amounts allocated to the Fixed Account will not share in the investment performance of National Life's general account or any portion thereof.



         Amounts deducted from the Fixed Account for the charge for the optional Enhanced Death Benefit Riders, the Annual Contract Fee or transfers to the Variable Account are, for the purpose of crediting interest, accounted for on a last in, first out basis. Amounts deducted from the Fixed Account for Withdrawals are accounted for on a first in, first out basis for such purpose.


         National Life reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3.0% per annum or shorten the period for which the interest rate applies to less than 12 months.


         For Contracts purchased in the State of Washington, no Premium Payments or Contract Value may be allocated to the Fixed Account.


                    OPTIONAL ENHANCED DEATH BENEFIT RIDER

         The Enhanced Death Benefit Rider, which is subject to the restrictions and limitations set forth in the Contract Rider, may be included in a Contract at the option of the Owner. Election of this optional benefit involves an additional cost. This Rider may not be available in all states.



         If the Owner has elected the Enhanced Death Benefit Rider, then the following enhanced death benefit will be payable to the Beneficiary if the Owner (or the first of Joint Owners) dies prior to reaching age 81 (on an age nearest birthday basis): the highest of (a) Contract Value; (b) the total of all Net Premium Payments less all Withdrawals, and (c) the largest Contract Value as of any prior Contract Anniversary after the Enhanced Death Benefit Rider was applicable to the Contract, plus any Net Premium Payments and less any Withdrawals, (including any CDSC deducted in connection with such Withdrawals) in each case since such Contract Anniversary, and in each case calculated as of the date National Life receives due proof of death. Any applicable premium tax charge payable on the death of the Owner will be applied to reduce the value of the above determined enhanced death benefit (see "Premium Taxes, page ).



         If the Owner (or the first of Joint Owners) dies at age 81 or later, the death benefit will not be enhanced, and will be an amount equal to Contract Value, less any applicable premium tax charge.

         The Enhanced Death Benefit Rider will be available at issue to Owners age 75 and younger. It will be available after issue to Owners age 75 or younger only as of a Contract Anniversary, and only if at the time of the Rider is requested, the Contract Value is greater than the total of all Net Premium Payments less all Withdrawals. The annual charge for this Rider is 0.20% of Contract Value. After the Owner reaches age 80, on an age nearest birthday basis, the charge will be discontinued. See "Charges for Optional Enhanced Death Benefit Rider", page .

         The Enhanced Death Benefit will be distributed in the same manner as the normal Death Benefit. See "Death of Owner", page .




                           FEDERAL INCOME TAX CONSIDERATIONS

         INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISOR.


         This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract issued by National life. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

         Section 72 of the Code governs taxation of annuities in general. That section sets forth different rules for: (1) Qualified Plans; (2) Individual Retirement Annuities and Individual Retirement Accounts; (3) Tax Sheltered Annuities; or (4) Non-Qualified Contracts. Each type of annuity is discussed below.


NON-QUALIFIED CONTRACTS

         The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Owner's investment in the Contract and the expected return on the Contract. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.


         Distributions made from the Contract prior to the Annuitization Date are includible in gross income and taxable to the Owner to the extent that the cash value of the Contract exceeds the Owner's investment at the time of the Distribution. Distributions, for this purpose, include surrenders, Withdrawals, dividends or any portion of the Contract which is assigned or pledged;
or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued by the same company to the same Owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury regulations.


         In general, certain Non-Qualified Contracts held by entities other than individuals are taxed currently on the earnings on the Contract. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. Any non-individual (such as a trust) contemplating the purchase of a Non-Qualified Contract should consult a tax advisor prior to such purchase.

         Code Section 72 also provides for a penalty, equal to 10% of any Distribution which is includible in gross income, if such Distribution is made prior to attaining age 59 1/2 or the death or disability of the Owner. The penalty also does not apply if the Distribution is one of a series of substantially equal periodic payments made over the life or life expectancy (or joint lives or life expectancies) of the taxpayer (and the taxpayer's Beneficiary), or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. An Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to National Life. Upon receipt of a written request from the Owner, National Life will inform the Owner of the procedures pursuant to National Life policy and subject to limitations of the Contract including but not limited to first year withdrawals.


         In order to qualify as an annuity Contract under Section 72 of the Code, the Contract must provide that the entire interest in the Contract be distributed upon the death of any Owner before the Annuitization Date. In such case, the Beneficiary generally must receive this Distribution within 5 years of such Owner's death. However, the Beneficiary may elect for payments to be made over their life or life expectancy if such payments begin within one year from the death of the Owner. If the Beneficiary is the surviving spouse of the deceased Owner, such spouse may be treated as the Owner and the Contract may be continued throughout the life of the surviving spouse. In the event any Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of such Owner's death (see "Required Distribution For Qualified Plans and Tax Sheltered Annuities", page__). If the Owner is not an individual, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant has been named.


         National Life is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Owner. The Owner is generally entitled to elect not to have federal income tax withheld from any such Distribution, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year.

         Generally, the taxable portion of any Distribution from a Contract to a nonresident alien of the United States is subject to tax withholding at a rate equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is includible in the recipient's gross income.

         National Life may be required to determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax National Life is required to pay by Section 2603 of the Code. A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Owner.

         Amounts may be distributed from a Contract because of an Owner's death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a Payment Option, they are taxed in the same way as annuity payments.

         A transfer or assignment of ownership of a Contract, the designation of an Annuitant of other than the Owner, the selection or change of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.


         All deferred non-qualified annuity contracts that are issued by National Life (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.


QUALIFIED CONTRACTS

         The Qualified Contract is designed for use with several types of retirement plans. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

      National Life makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Owners and participants under retirement plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Contracts may be subject to the terms and conditions of the Contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Federal income tax withholding will generally be made from Distributions under Qualified Contracts, unless the participant elects not to have tax withheld. Withholding is required from certain tax distributions (see "Rollover Distributions", page ). Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Contract.

         Distributions to participants from Qualified Plans or Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution for such Annuities is excludable from income based on the ratio between the after tax investment of the Owner/Annuitant in the Contract and the value of the Contract at the time of the withdrawal or Annuitization. For Qualified Plans, thereafter the tax investment of the Owner/Annuitant may be zero.

         Distributions from Individual Retirement Annuities and Contracts owned by Individual Retirement Accounts are also generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Premium Payments to all such Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts at the time of the Distribution. The Owner of such Individual Retirement Annuities or the Designated Annuitant under Contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service the amount of nondeductible Premium Payments, the amount of any Distribution, the amount by which nondeductible Premium Payments for all years exceed non-taxable Distributions for all years, and the total balance in all Individual Retirement Annuities and Accounts. Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.


      The Enhanced Death Benefit Rider in some cases may exceed the greater of the Premium Payments or the Contract Value. The Enhanced Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Enhanced Death Benefit Rider may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser before electing the Enhanced Death Benefit Rider.



CORPORATE PENSION AND PROFIT-SHARING PLANS

      Code section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.


      The Enhanced Death Benefit Rider in some cases may exceed the greater of the Premium Payments or the Contract Value. The Enhanced Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Enhanced Death Benefit Rider may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser before electing the Enhanced Death Benefit Rider.



CODE SECTION 403(b) PLANS

      Under Code section 403(b), payments made by public school systems and certain tax-exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.


      Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


DEFERRED COMPENSATION PLANS

      Code section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, with respect to non-governmental plans all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations. In general, all amounts received under a section 457 plan are taxable.

INDIVIDUAL RETIREMENT ANNUITIES


         The Contract may be purchased as an Individual Retirement Annuity under
Section 408(b) of the Code. IRA contributions are generally limited each year to the lesser of $2,000 or 100% of the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. Distributions from certain other types of qualified plans, however, may be "rolled over" on a tax-deferred basis into an IRA without regard to this limit, as discussed below. Earnings in an IRA are not taxed while held in the IRA. All amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 591/2 (unless certain exceptions apply) are also subject to a 10% penalty tax. The Owner should seek competent advice as to the tax consequences associated with the use of a Contract as an Individual Retirement Annuity.



         Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Premium Payments (less any surrender or the sum of all Withdrawals), it is possible the Internal Revenue Service could determine that the Individual Retirement Account or Individual Retirement Annuity did not qualify for the desired tax treatment.



         The Internal Revenue Service has not reviewed the Contract for qualification as an IRA and has not generally ruled whether a Death Benefit provision such as the Enhanced Death Benefit Rider comports with IRA qualification requirements.


SIMPLE RETIREMENT ACCOUNTS

      Beginning January 1, 1997, certain small employers may establish Simple Retirement Accounts as provided by Section 408(p) of the Code, under which employees may elect to defer up to $6000 (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple Retirement Account are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. The failure of the Simple Retirement Account to meet Code requirements may result in adverse tax consequences.

DIVERSIFICATION

         The Internal Revenue Service has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Owner or National Life pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Owner if the income, for the period the contract was not diversified, had been received by the Owner. If the failure to diversify is not corrected in this manner, the Owner of an annuity contract will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. National Life believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

         In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of an Owner to allocate Net Premium Payments and transfer Contract Value, have not been explicitly addressed in published rulings. While National Life believes that the Contracts do not give Owners investment control over Variable account assets, National Life reserves the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the variable Account assets supporting the Contract.


POSSIBLE CHANGES IN TAXATION

        Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contracts.


CHARGE FOR TAX PROVISIONS

         National Life is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Variable Account for such Contracts are not taxable to National Life. However, National Life reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

ROLLOVER DISTRIBUTIONS

         The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans, Individual Retirement Accounts, or Individual Retirement Annuities. Most Distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, an Individual Retirement Account, or an Individual Retirement Annuity. Distributions which may not be rolled over are those which are:

1. one of a series of substantially equal annual (or more frequent) payments made: (a) over the life (or life expectancy) of the employee,
         (b) the joint lives (or joint life expectancies) of the employee and the employee's designated Beneficiary, or (c) for a specified period of ten years or more, or

2.       a required minimum Distribution.


         Any Distribution eligible for rollover will be subject to federal tax withholding at a 20 percent rate unless the Distribution is transferred directly to an appropriate plan as described above. The Owner should consult a financial consultant to discuss in detail a particular tax situation and the use of the Contracts.


RESTRICTIONS UNDER QUALIFIED CONTRACTS

         Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

GENDER NEUTRALITY

         In 1983, the United States Supreme Court held that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964 vary between men and women on the basis of sex. The Court applied its decision to benefits derived from contributions made on or after August 1, 1983. Lower federal courts have since held that the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, some states prohibit using sex-distinct mortality tables.

         The Contract uses sex-distinct actuarial tables, unless state law requires the use of sex-neutral actuarial tables. As a result, the Contract generally provides different benefits to men and women of the same age. Employers and employee organizations which may consider buying Contracts in connection with any employment-related insurance or benefits program should consult their legal advisors to determine whether the Contract is appropriate for this purpose.

                                  VOTING RIGHTS

         Voting rights under the Contracts apply only with respect to Net Premium Payments or accumulated amounts allocated to the Variable Account.

         In accordance with its view of present applicable law, National Life will vote the shares of the underlying Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Funds. These shares will be voted in accordance with instructions received from Owners who have an interest in the Variable Account. If the Investment Company Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result National Life determines that it is permitted to vote the shares of the underlying Funds in its own right, it may elect to do so.

         The person having the voting interest under a Contract shall be the Owner. The number of underlying Fund shares attributable to each Owner is determined by dividing the Owner's interest in each respective Subaccount of the Variable Account by the net asset value of the underlying Fund corresponding to the Subaccount.

         The number of shares which a person has the right to vote will be determined as of the date to be chosen by National Life not more than 90 days prior to the meeting of the underlying Fund. Voting instructions will be solicited by written communication at least 21 days prior to such meeting.

         Underlying Fund shares held in the Variable Account as to which no timely instructions are received will be voted by National Life in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

         Each person having a voting interest will receive periodic reports relating to the underlying Fund, proxy material and a form with which to give such voting instructions.

                           CHANGES TO VARIABLE ACCOUNT

         National Life reserves the right to create one or more new separate accounts, combine or substitute separate accounts, or to add new investments Funds for use in the Contracts at any time. In addition, if the shares of the underlying Funds described in this prospectus should no longer be available for investment by the Variable Account or if, in the judgment of National Life's management, further investment in such underlying Fund shares should become inappropriate, National Life may eliminate Subaccounts, combine two or more Subaccounts or substitute one or more underlying Funds for other underlying Fund shares already purchased or to be purchased in the future by Premium Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose. National Life may also operate the Variable Account as a management investment company under the Investment Company Act, deregister the Variable Account under the Investment Company Act if such registration is no longer required, transfer all or part of the assets of the Variable Account to another separate account or to the Fixed Account (subject to obtaining all necessary regulatory approvals), and make any other changes reasonably necessary under the Investment Company Act or applicable state law.



                                   ADVERTISING

         A "yield" and "effective yield" may be advertised for the Market Street Money Market Portfolio Subaccount. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Subaccount's units. Yield is an annualized figure, which means that it is assumed that the Subaccount generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

         National Life may also from time to time advertise the performance of the Subaccounts of the Variable Account relative to the performance of other variable annuity Subaccounts or underlying Funds with similar or different objectives, or the investment industry as a whole. Other investments to which the Subaccounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

         The Subaccounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 Year CD Rates; and Dow Jones Industrial Average.

         Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/ Wiesenberger, Morningstar, Donoghue's; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Funds against all underlying Funds over specified periods and against funds in specified categories. The rankings may or may not include the effects of sales or other charges.

         National Life is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best. The purpose of these ratings is to reflect the financial strength or claims-paying ability of National Life. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. National Life may advertise these ratings from time to time. In addition, National Life may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend National Life or the Contracts. Furthermore, National Life may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


         National Life may from time to time advertise several types of historical performance for the Subaccounts of the Variable Account. National Life may advertise for the Subaccounts standardized "average annual total return", calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "total return". "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the Subaccount has been in existence, if the Subaccount has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.


         Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return except total return will not reflect the deduction of any applicable Contingent Deferred Sales Charge, which, if reflected, would decrease the level of performance shown. The Contingent Deferred Sales Charge is not reflected because the Contracts are designed for long term investment.

         Non-standardized performance data will only be disclosed if standard performance for the required periods is also disclosed.



        In addition, historical performance data may be presented for the Funds since their inception, reduced by some or all of the fees and charges under the Contracts. Such adjusted historical performance includes data that precedes the inception date of the Subaccounts. This data is designed to show performance that would have resulted if the Contract had been in existence during that time. Adjusted historical performance data will be shown only if standard performance data for the Subaccounts is also shown.



         The charts below show historic total return for the Funds for the indicated periods. For the purposes of calculating adjusted historic total return, the Mortality and Expense Risk Charge of 1.25%, the Administration Charge of 0.15%, the Annual Contract Fee of $30.00, and the applicable Contingent Deferred Sales Charge were deducted.



 Based on the method of calculation described above, the Adjusted Acverage Annual Total Returns for the Funds for the periods ending December 31, 1997 were:



                      ADJUSTED AVERAGE ANNUAL TOTAL RETURN
            (ASSUMING ENHANCED DEATH BENEFIT RIDER IS NOT ELECTED AND
              THE CONTINGENT DEFERRED SALES CHARGE IS NOT DEDUCTED)

                                                    1 YEAR TO     5 YEARS TO        10 YEARS TO       LIFE OF FUND     DATE FUND
                                                    12/31/97      12/31/97          TO 12/31/97       12/31/97         EFFECTIVE
Funds Available as of May 1, 1998
   Alger American Small Capitalization              9.8%          11.0%             N/A%              17.5%            9/21/88
   Alger American Growth                            24.0          17.6              N/A               17.7             1/9/89
   Fidelity VIP Fund-Equity Income                  26.3          18.4              15.1              13.0             10/9/86
   Fidelity VIP Fund-Growth                         21.7          16.3              15.5              13.9             10/9/86
   Fidelity VIP Fund-High Income                    16.0          12.3              11.2              10.8             9/19/85
   Fidelity VIP Fund-Overseas                       10.0          12.5              8.0               6.6              1/28/87
   Fidelity VIP Fund II-Index 500                   31.0          18.2              N/A               18.1             8/27/92
   Fidelity VIP Fund II-Contrafund                  22.4          N/A               N/A               26.4             1/3/95
   Market Street Growth                             22.6          15.3              14.0              12.8             2/24/84
   Market Street Sentinel Growth                    29.7          N/A               N/A               22.1             3/18/96
   Market Street Aggressive Growth                  19.5          10.3              N/A               12.8             5/1/89
   Market Street Managed                            19.5          11.3              9.5               8.5              12/12/85
   Market Street Bond                               8.0           5.3               6.3               7.2              2/24/84
   Market Street International                      8.1           12.0              N/A               7.6              11/1/91
   Market Street Money Market                       3.8           3.0               4.0               4.5              2/24/84
   Strong Opportunity Fund II, Inc.                 23.7          17.6              N/A               18.4             5/8/92
   Strong Growth Fund II                            27.9          N/A               N/A               27.9             1/1/97
   Van Eck Worldwide Bond                            0.9          4.0               N/A               4.6              9/1/89



                      ADJUSTED AVERAGE ANNUAL TOTAL RETURN
            (ASSUMING ENHANCED DEATH BENEFIT RIDER IS NOT ELECTED AND
                THE CONTINGENT DEFERRED SALES CHARGE IS DEDUCTED)

                                                    1 YEAR TO     5 YEARS TO        10 YEARS TO       LIFE OF FUND     DATE FUND
                                                    12/31/97      12/31/97          TO 12/31/97       12/31/97         EFFECTIVE
Funds Available as of May 1, 1998
   Alger American Small Capitalization              2.8%          10.6%             N/A%              17.5%            9/21/88
   Alger American Growth                            17.0          17.3              N/A               17.7             1/9/89
   Fidelity VIP Fund-Equity Income                  19.3          18.1              15.1              13.0             10/9/86
   Fidelity VIP Fund-Growth                         14.7          16.0              15.5              13.9             10/9/86
   Fidelity VIP Fund-High Income                    9.0           11.9              11.2              10.8             9/19/85
   Fidelity VIP Fund-Overseas                       3.0           12.1              8.0               6.6              1/28/87
   Fidelity VIP Fund II-Index 500                   24.0          17.9              N/A               17.7             8/27/92
   Fidelity VIP Fund II-Contrafund                  15.4          N/A               N/A               24.2             1/3/95
   Market Street Growth                             15.6          14.9              14.0              12.8             2/24/94
   Market Street Sentinel Growth                    22.7          N/A               N/A               17.9             3/18/96
   Market Street Aggressive Growth                  12.5          9.8               N/A               12.8             5/1/89
   Market Street Managed                            12.5          10.9              9.5               8.5              12/12/85
   Market Street Bond                               1.0           4.8               6.3               7.2              2/24/84
   Market Street International                      1.1           11.7              N/A               7.5              11/1/91
   Market Street Money Market                       (3.2)         2.4               4.0               4.5              2/24/84
   Strong Opportunity Fund II, Inc.                 16.7          17.3              N/A               17.9             5/8/92
   Strong Growth Fund II                            20.9          N/A               N/A               19.0             1/1/97
   Van Eck Worldwide Bond                           (6.1)         3.5               N/A               4.6              9/1/89

                      Adjusted Average Annual Total Return
              (Assuming Enhanced Death Benefit Rider Is Elected And The Contingent Deferred Sales Charge Is Not Deducted)

                                                    1 YEAR TO     5 YEARS TO        10 YEARS TO       LIFE OF FUND     DATE FUND
                                                    12/31/97      12/31/97          TO 12/31/97       12/31/97         EFFECTIVE
Funds Available as of May 1, 1998:
   Alger American Small Capitalization              9.7%          10.8%             N/A%              17.3%            9/21/88
   Alger American Growth                            23.9          17.4              N/A               17.5             1/9/89
   Fidelity VIP Fund-Equity Income                  26.2          18.2              14.8              12.8             10/9/86
   Fidelity VIP Fund-Growth                         21.6          16.1              15.3              13.7             10/9/86
   Fidelity VIP Fund-High Income                    15.9          12.1              11.0              10.6             9/19/85
   Fidelity VIP Fund-Overseas                       9.9           12.3              7.8               6.4              1/28/87
   Fidelity VIP Fund II-Index 500                   30.8          18.0              N/A               17.9             8/27/92
   Fidelity VIP Fund II-Contrafund                  22.3          N/A               N/A               26.1             1/3/95
   Market Street Growth                             22.3          15.1              13.8              12.5             2/24/94
   Market Street Sentinel Growth                    29.6          N/A               N/A               21.8             3/18/96
   Market Street Aggressive Growth                  19.4          10.0              N/A               12.6             5/1/89
   Market Street Managed                            19.4          11.1              9.2               8.3              12/12/85
   Market Street Bond                               7.8           5.1               6.1               7.0              2/24/84
   Market Street International                      8.0           11.8              N/A               7.4              11/1/91
   Market Street Money Market                       3.7           2.8               3.8               4.3              2/24/84
   Strong Opportunity Fund II, Inc.                 23.6          17.4              N/A               18.1             5/8/92
   Strong Growth Fund II                            27.8          N/A               N/A               27.7             1/1/97
   Van Eck Worldwide Bond                           0.8           3.8               N/A               4.4              9/1/89




                      Adjusted Average Annual Total Return
              (Assuming Enhanced Death Benefit Rider Is Elected And
                The Contingent Deferred Sales Charge Is Deducted)

                                                    1 YEAR TO     5 YEARS TO        10 YEARS TO       LIFE OF FUND     DATE FUND
                                                    12/31/97      12/31/97          TO 12/31/97       12/31/97         EFFECTIVE
Funds Available as of May 1, 1998:
   Alger American Small Capitalization              2.70%         10.40%            N/A%              17.30%           9/21/88
   Alger American Growth                            16.90         17.10             N/A               17.50            1/9/89
   Fidelity VIP Fund-Equity Income                  19.2          17.9              14.8              12.8             10/9/86
   Fidelity VIP Fund-Growth                         14.6          15.8              15.3              13.7             10/9/86
   Fidelity VIP Fund-High Income                    8.9           11.7              11.0              10.6             9/19/85
   Fidelity VIP Fund-Overseas                       2.9           11.9              7.8               6.4              1/28/87
   Fidelity VIP Fund II-Index 500                   23.8          17.7              N/A               17.5             8/27/92
   Fidelity VIP Fund II-Contrafund                  15.3          N/A               N/A               24.0             1/3/95
   Market Street Growth                             15.3          14.7              13.8              12.5             2/24/84
   Market Street Sentinel Growth                    22.6          N/A               N/A               17.7             3/18/96
   Market Street Aggressive Growth                  12.4          9.6               N/A               12.6             5/1/89
   Market Street Managed                            12.4          10.7              9.2               8.3              12/12/85
   Market Street Bond                               0.8           4.6               6.1               7.0              2/24/84
   Market Street International                      1.0           11.4              N/A               7.3              11/1/91
   Market Street Money Market                       (3.3)         2.3               3.8               4.3              2/24/84
   Strong Opportunity Fund II, Inc.                 16.6          17.1              N/A               17.7             5/8/92
   Strong Growth Fund II                            20.8          N/A               N/A               18.8             1/1/97
   Van Eck Worldwide Bond                           (6.2)         3.3               N/A               4.4              9/1/89


 All performance information and comparative material advertised by National Life is historical in nature and is not intended to represent or guarantee future results. An Owner's Contract Value at redemption may be more or less than original cost.

                          DISTRIBUTION OF THE CONTRACTS

         The principal underwriter for the contracts is ESI, which is an SEC-registered broker-dealer firm and a member of the National Association of Securities Dealers, Inc. ESI is a wholly-owned subsidiary of National Life. It distributes a full line of securities products, including mutual funds, unit investment trusts, and variable insurance contracts, and provides individual securities brokerage services. The maximum commission payable for selling the Contracts will be 6.5%.


                             STATEMENTS AND REPORTS

         National Life will mail to Owners, at their last known address of record, any statements and reports required by applicable laws or regulations. Owners should therefore give National Life prompt notice of any address change. National Life will send a confirmation statement to Owners each time a transaction is made affecting the Owner's Variable Account Contract Value, such as making additional Premium Payments, transfers, exchanges or Withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plans (such as a dollar cost averaging program) or salary reduction arrangement, the Owner may receive confirmation of such transactions in their quarterly statements. The Owner should review the information in these statements carefully. All errors or corrections must be reported to National Life immediately to assure proper crediting to the Owner's Contract. National Life will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Owner notifies National Life otherwise within 30 days after receipt of the statement. National Life will also send to Owners each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.


                           PREPARING FOR YEAR 2000



        Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the year 2000 from the year 1900. Like all financial services providers, National Life utilizes computer systems that may be effected by Year 2000 transition issues, and National Life relies on service providers, including the Funds, that also may be affected. National Life has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on National Life. However, as of the date of this prospectus, it is not anticipated that any Policy Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. National Life currently anticipates that its computer systems will be Year 2000 compliant on or about January 1, 1999, but there can be no assurance that National Life will be successful, or that interaction with other service providers will not impair National Life's services at that time.


                                 OWNER INQUIRIES

         Owner inquiries may be directed to National Life Insurance Company by writing to it at National Life Drive, Montpelier, Vermont 05604, or calling 1-800-527-7003.

                                LEGAL PROCEEDINGS


         In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. During 1997, several lawsuits of this nature were filed against National Life on behalf of purported classes of persons who purchased certain insurance products from National Life. National Life does not believe that these lawsuits, whether settled or litigated, will have any material adverse effect upon its ability to meet its obligations under the Contracts.



         National Life is also party to ordinary routine litigation incidental to its business, none of which is expected to have a material adverse effect upon its ability to meet its obligations under the Contracts. ESI is not engaged in any litigation of any material nature.





            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

National Life Insurance Company.......................................
Additional Contract Provisions........................................
         The Contract.................................................
         Misstatement of Age or Sex...................................
         Dividends....................................................
         Assignment...................................................
Calculation of Yields and Total Returns...............................
         Money Market Subaccount Yields...............................
         Other Subaccount Yields......................................
         Average Annual Total Returns.................................
         Other Total Returns..........................................
         Effect of the Annual Contract Fee on Performance Data........
Distribution of the Contracts ........................................
Safekeeping of Account Assets.........................................
State Regulation......................................................
Records and Reports...................................................
Legal Matters.........................................................
Experts
Other Information.....................................................
Financial Statements


National Life:
         1997-1996 Financial Statements...............................
National Variable Annuity Account II:
         1997-1996 Financial Statements...............................

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

PART B

ITEM OF FORM N-4                     PART B CAPTION

15. Cover Page ......................Cover Page

16. Table of Contents ...............Table of Contents

17. General Information and
     History ........................NATIONAL LIFE INSURANCE
                                     COMPANY

18. Services

     (a)  Fees and Expenses of
          Registrant ................Charges and Deductions
                                     (prospectus)
     (b)  Management Contracts ......N/A
     (c)  Custodian .................Safekeeping of Account
                                     Assets
          Independent Public
          Accountant ................Experts
     (d)  Assets of Registrant ......The Variable Account
                                     (prospectus)
     (e)  Affiliated Persons ........N/A
     (f)  Principal Underwriter .....Distribution of the
                                     Contracts

19. Purchase of Securities
     Being Offered ..................Distribution of the
                                     Contracts
     Offering Sales Load ............N/A

20. Underwriters ....................Distribution of the
                                     Contracts

21. Calculation of Performance
    Data ............................Calculation of Yields and
                                     Total Returns

22. Annuity Payments ................Annuity Payment Options
                                     (prospectus)

23. Financial Statements ............Financial Statements

PART C -- OTHER INFORMATION

ITEM OF FORM N-4                     PART C CAPTION

24. Financial Statements
     and Exhibits ...................Financial Statements and
                                     Exhibits

    (a)  Financial Statements .......(a)  Financial Statements
    (b)  Exhibits ...................(b)  Exhibits


25. Directors and Officers
    of the Depositor ................Directors and Officers of
                                     the Depositor

26. Persons Controlled By or
     Under Common Control with the
     Depositor or Registrant ........Persons Controlled By or
                                     Under Common Control with
                                     the Depositor or
                                     Registrant

27. Number of Contractowners ........Number of Contract Owners

28. Indemnification .................Indemnification

29. Principal Underwriters ..........Principal Underwriter

30. Location of Accounts
    and Records .....................Location of Books and
                                     Records

31. Management Services .............Management Services

32. Undertakings ....................Undertakings and
                                     Representations

    Signature Page ..................Signatures

                         NATIONAL LIFE INSURANCE COMPANY





                       STATEMENT OF ADDITIONAL INFORMATION



                      NATIONAL VARIABLE ANNUITY ACCOUNT II



                 THE SENTINEL ADVANTAGE VARIABLE ANNUITY CONTRACT



                                   OFFERED BY
                         NATIONAL LIFE INSURANCE COMPANY
                               National Life Drive
                            Montpelier, Vermont 05604





           This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Sentinel Advantage Variable Annuity Contract ("Contract") offered by National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 1998 by calling 1-800-537-7003, or writing to National Life Insurance Company, One National Life Drive, Montpelier, Vermont 05604. Definitions of terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.



                   THIS STATEMENT OF ADDITIONAL INFORMATION IS
                   NOT A PROSPECTUS AND SHOULD BE READ ONLY IN
                CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.




Dated May 1, 1998

                                TABLE OF CONTENTS



National Life Insurance Company.................................................
Additional Contract Provisions..................................................
         The Contract...........................................................
         Misstatement of Age or Sex.............................................
         Dividends..............................................................
         Assignment.............................................................
Calculation of Yields and Total Returns.........................................
         Money Market Subaccount Yields.........................................
         Other Subaccount Yields................................................
         Average Annual Total Returns...........................................
         Other Total Returns....................................................
         Effect of the Annual Contract Fee on Performance Data..................
Distribution of the Contracts ..................................................
Safekeeping of Account Assets...................................................
State Regulation................................................................
Records and Reports.............................................................
Legal Matters...................................................................
Experts
Other Information...............................................................
Financial Statements
National Life:
         1997-1996 Financial Statements.........................................
National Variable Annuity Account II:
         1997 Financial Statements..............................................

                         NATIONAL LIFE INSURANCE COMPANY

         National Life Insurance Company ("National Life") has operated as a mutual life insurance company since 1848 under a charter granted by the State of Vermont, and has done business continuously as "National Life Insurance Company."


                         ADDITIONAL CONTRACT PROVISIONS

The Contract

         The entire contract is made up of the Contract and the application. The statements made in the application are deemed representations and not warranties. National Life cannot use any statement in defense of a claim or to void the Contract unless it is contained in the application and a copy of the application is attached to the Contract at issue.

Misstatement of Age or Sex

         If the age or sex of the Chosen Human Being has been misstated, the amount which will be paid is that which is appropriate to the correct age and sex.


Dividends

      The Contract is participating; however, no dividends are expected to be paid on the Contract. If dividends are ever declared, they will be paid in cash.

Assignment

         Where permitted, the Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt and recording by National Life at its Home Office of a written notice executed by the Owner. National Life assumes no responsibility for the validity or tax consequences of any assignment. National Life shall not be liable as to any payment or other settlement made by National Life before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until National Life has received sufficient direction from the Owner and assignee as to the proper allocation of Contract rights under the assignment.

         Any portion of Contract Value which is pledged or assigned shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which assigned or pledged. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income.

entire Contract Value may cause the portion of the Contract Value which exceeds the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. Qualified Contracts are not eligible for assignment.




                     CALCULATION OF YIELDS AND TOTAL RETURNS

         From time to time, National Life may disclose yields, total returns, and other performance data pertaining to the Contracts or a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

         Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently rate from 0% to 3.5% of premium based on the state in which the Contract is sold.

Money Market Subaccount Yields

         From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Market Street Money Market Portfolio or on its portfolio securities.

         This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Contract Fee; 2) Administration Charge; and 3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit Annual Contract Fee is used based on the $30 Annual Contract Fee deducted at the beginning of each Contract Year. For the class of Contracts with the Enhanced Death Benefit Rider, the charge for that optional benefit will be included. Current Yield will be calculated according to the following formula:

         Current Yield = ((NCS - ES) /UV) x (365/7)

         Where:

         NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

         ES = per unit expenses attributable to the hypothetical account for the seven-day period.

         UV =          The unit value on the first day of the seven-day period.

         The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted.

         The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                                               365/7
         Effective Yield = (1 + (NCS - ES)/UV))      - 1

         Where:

         NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

         ES = per unit expenses attributable to the hypothetical account for the seven day period.

         UV =          The unit value on the first day of the seven-day period.

         Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount will be lower than the yield for the Market Street Money Market Portfolio.

         The current yield for the Money Market Subaccount as of December 31, 1996 was 3.66%, and the effective yield for that Subaccount as of the same date was 3.72%. These yields were calculated based on the performance of the Market Street Money Market Portfolio for the seven days ended December 31, 1996, and the assumption that the Money Market Subaccount was in existence for this period with the level of Contract charges that was in effect at the inception of the Money Market Subaccount.

         The current and effective yields on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Market Street Money Market Portfolio, the types of quality of portfolio securities held by the Market Street Money Market Portfolio and the Market Street Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

Other Subaccount Yields

         From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

         The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Subaccount include the Annual Contract Fee, the Administration Charge and the Mortality and Expense Risk Charge. For the class of Contracts with the Enhanced Death Benefit Rider, the charge for that optional benefit will be included. For purposes of calculating the 30-day or one -month yield, an average Annual Contract Fee per dollar of Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

                                               6
         Yield = 2 x (((NI - ES)/(U x UV)) + 1) -1)

         Where:

         NI = net income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's units.

         ES = expenses of the Subaccount for the 30-day or one-month period.

         U  = the average number of units outstanding.

         UV = the unit value at the close (highest) of the last day in the 30-day or one-month period.

         Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Fund.

         The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount's actual yield is affected by the types and quality of portfolio securities held by the Portfolio and its operating expenses.

         Yield calculations do not take into account the Surrender Charge under the Contract equal to from 1% to 7% of premiums paid during the seven years prior to the surrender or Withdrawal (including the year in which the surrender is made) on amounts surrendered or withdrawn under the Contract. A Surrender Charge will not be imposed on Withdrawals in any Contract Year on an amount up to 15% of the Contract Value as of the most recent Contract Anniversary. However, if a Contract is subsequently surrendered within a year after taking a Withdrawal that benefits from the CDSC-free provision, then a CDSC will be assessed at the time of the surrender as if the surrender had been taken as a single step.

Average Annual Total Returns

         From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Variable Account commenced operations. For those periods, performance information for the Contracts will be calculated based on the performance of the Fund Portfolios and the assumption that the Subaccounts were in existence for the same periods with the level of Contract charges that were in effect at the inception of the Subaccounts.

         Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

         For purposes of calculating average annual total return, an average per dollar Annual Contract fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the CDSC for any period less than seven years. The average annual total return will then be calculated according to the following formula:

         TR =     ( ( ERV/P) 1/N) - 1

         Where:

         TR = the average annual total return net of Subaccount recurring charges.

         ERV= the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

         P  =         a hypothetical initial payment of $1,000.

         N  =         the number of years in the period.


         The Funds have provided the total return information, including the Fund total return information used to calculate the total returns of the Subaccounts for periods prior to the inception of the Subaccounts. The Alger American Fund, Variable Insurance Products Fund, Variable Insurance Product Fund II, Strong Special Fund II, Inc., Strong Variable Insurance Funds Inc. and Van Eck Worldwide Insurance Trust are not affiliated with National Life.

         Average annual total return may be calculated either taking into account or not taking into account the impact of the Enhanced Death Benefit Rider.

         Such average annual total return information for the Subaccounts is set forth in the Prospectus.

Other Total Returns

         From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn, and that the initial investment is assumed to be $10,000 rather than $1,000. Such information is also set forth in the Prospectus.

         National Life may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

         CTR =        (ERV/P) - 1

Where:

         CTR = The Cumulative Total Return net of Subaccount recurring charges for the period.

         ERV = The ending redeemable value of the hypothetical investment at the end of the period.

         P =          A hypothetical single payment of $1,000.


Effect of the Annual Contract Fee on Performance Data

         The Contract provides, for all Contracts with a Contract Value of less than $50,000 on the Date of Issue or any subsequent Contract Anniversary, for a $30 Annual Contract Fee to be deducted annually at the beginning of each Contract Year, from the Subaccounts and the unloaned portion of the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Fee in the yield and total return quotations, the Annual Contract Fee is converted into a per-dollar per-day charge. The per-dollar per-day charge has been estimated based on the distribution of National Life's non-variable single premium deferred annuity block of business.

The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.


                          DISTRIBUTION OF THE CONTRACTS

        The principal underwriter for the Contracts is Equity Services, Inc., a wholly-owned subsidiary of the Company. The Contracts will be offered on a continuous basis and will be sold by licensed insurance agents in the states where the Contracts may lawfully be sold. Such agents will be representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Broker-dealers other than Equity Services, Inc. will have executed Selling Agreements with Equity Services, Inc.


                          SAFEKEEPING OF ACCOUNT ASSETS

        National Life holds the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

         Records are maintained of all purchases and redemptions of Fund shares held by each of the Subaccounts.


                                STATE REGULATION

        National Life is subject to regulation and supervision by the Insurance Department of the State of Vermont which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. National Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.


                               RECORDS AND REPORTS

        National Life will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the last address known to the Company.


                                  LEGAL MATTERS


         All matters relating to Vermont law pertaining to the Contracts, including the validity of the Contracts and National Life's authority to issue the Contracts, have been passed upon by Jeffrey P. Johnson, General Counsel of National Life. Sutherland, Asbill & Brennan L.L.P.

of Washington, D.C. has provided advice on certain matters relating to the Federal securities laws.


                                     EXPERTS


         The financial statements of National Life as of and for the years ended December 31, 1997 and 1996, and the financial statements of the Variable Account as of and for the year ended December 31, 1997, which are included in this Statement of Additional Information and in the registration statement, have been audited by Price Waterhouse LLP, independent auditors, of National Life Building - 2nd Floor, One National Life Drive, Montpelier, Vermont 05602, as set forth in their report included herein, and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.



                                OTHER INFORMATION

        A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.


                              FINANCIAL STATEMENTS


        National Life's financial statements as of and for the years ended December 31, 1997 and 1996, which are included in this Statement of Additional Information, should be considered only as bearing on National Life's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                        NATIONAL LIFE INSURANCE COMPANY

                                   * * * * *

                              FINANCIAL STATEMENTS

                                   * * * * *

                           DECEMBER 31, 1997 AND 1996

                       Report of Independent Accountants



April 7, 1998


To the Board of Directors and
Policyowners of National Life Insurance Company


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations and policyowners' equity, and of cash flows present fairly, in all material respects, the financial position of National Life Insurance Company and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE, LLP

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEET

DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------
(In Thousands)                                                                           1997              1996
-------------------------------------------------------------------------------------------------------------------
ASSETS:
  Cash and cash equivalents                                                        $     372,180     $     268,235
  Available-for-sale debt and equity securities, at fair value                         5,317,427         4,393,046
  Held-to-maturity debt securities, at amortized cost                                        -             590,700
  Mortgage loans                                                                         992,170           907,024
  Policy loans                                                                           791,753           796,193
  Real estate investments                                                                 95,926            99,442
  Other invested assets                                                                   90,520            78,596
-------------------------------------------------------------------------------------------------------------------

     Total cash and invested assets                                                    7,659,976         7,133,236

  Deferred policy acquisition costs                                                      392,014           421,584
  Due and accrued investment income                                                      125,790           120,753
  Premiums and fees receivable                                                            23,458            25,874
  Deferred income taxes                                                                   17,517            33,514
  Amounts recoverable from reinsurers                                                    210,020           190,873
  Present value of future profits of insurance acquired                                   54,444            80,957
  Property and equipment, net                                                             59,188            64,302
  Other assets                                                                            63,967            51,453
  Separate account assets                                                                207,425           181,771
-------------------------------------------------------------------------------------------------------------------

     Total assets                                                                  $   8,813,799     $   8,304,317
===================================================================================================================

LIABILITIES:
  Policy benefit liabilities                                                       $   3,814,213     $   3,701,597
  Policyowners' accounts                                                               3,236,710         3,051,973
  Policyowners' deposits                                                                  40,836            37,524
  Policy claims payable                                                                   26,968            31,217
  Policyowners' dividends                                                                 53,395            51,792
  Other liabilities and accrued expenses                                                 479,483           394,127
  Debt                                                                                    80,085            82,682
  Separate account liabilities                                                           187,998           165,234
-------------------------------------------------------------------------------------------------------------------

     Total liabilities                                                                 7,919,688         7,516,146
-------------------------------------------------------------------------------------------------------------------

MINORITY INTERESTS                                                                        53,222            39,263

POLICYOWNERS' EQUITY:
 Net unrealized gains on available-for-sale securities                                    85,017            28,867
 Retained earnings                                                                       755,872           720,041
-------------------------------------------------------------------------------------------------------------------

     Total policyowners' equity                                                          840,889           748,908
-------------------------------------------------------------------------------------------------------------------


     Total liabilities, minority interests and policyowners' equity                $   8,813,799     $   8,304,317
===================================================================================================================




   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF OPERATIONS AND POLICYOWNERS' EQUITY


FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------
(In Thousands)                                                                       1997                    1996
-------------------------------------------------------------------------------------------------------------------
REVENUES:
 Insurance premiums                                                                $ 399,017        $    406,286
 Universal life and investment-type policy fees                                       45,397              41,745
 Net investment income                                                               532,594             517,268
 Realized investment gains (losses)                                                   11,887              (2,070)
 Mutual fund commission and fee income                                                51,417              42,256
 Other income                                                                         17,524              21,278
-------------------------------------------------------------------------------------------------------------------

   Total revenue                                                                   1,057,836           1,026,763
-------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
 Increase in policy liabilities                                                      118,134             166,668
 Policy benefits                                                                     313,819             297,564
 Policyowners' dividends                                                             106,312             105,690
 Interest credited to policyowners' accounts                                         189,776             170,955
 Operating expenses                                                                  174,709             148,716
 Commissions and expense allowances                                                  105,329              95,517
 Net deferral of policy acquisition costs                                            (14,617)            (13,352)
-------------------------------------------------------------------------------------------------------------------

   Total benefits and expenses                                                       993,462             971,758
-------------------------------------------------------------------------------------------------------------------

Income before income taxes and minority interests                                     64,374              55,005

  Income taxes                                                                        20,907              31,957
-------------------------------------------------------------------------------------------------------------------

Income before minority interests                                                      43,467              23,048

  Minority interests                                                                   7,636               5,925
-------------------------------------------------------------------------------------------------------------------

NET INCOME                                                                            35,831              17,123

RETAINED EARNINGS:
  Beginning of year                                                                  720,041             702,918
-------------------------------------------------------------------------------------------------------------------

  End of year                                                                      $ 755,872        $    720,041
===================================================================================================================




NET UNREALIZED GAINS ON AVAILABLE-FOR-SALE SECURITIES:
  Beginning of year                                                                $    28,867      $     77,173
  Change during year                                                                    56,150           (48,306)
-------------------------------------------------------------------------------------------------------------------

  End of year                                                                      $    85,017      $     28,867
===================================================================================================================





   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------
(In Thousands)                                                                        1997                    1996
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                         $      35,831      $     17,123

Adjustments to reconcile net income to net cash provided by operations:
   Change in:
      Due and accrued investment income                                                   (5,037)           (1,502)
      Policy liabilities                                                                  74,693           144,723
      Deferred policy acquisition costs                                                  (14,617)           (9,956)
      Policyowners' dividends                                                              1,603             4,975
      Deferred income taxes                                                              (20,747)          (13,646)
   Realized investment (gains) losses                                                    (11,887)            2,070
   Depreciation                                                                            3,715             4,283
   Other                                                                                  15,774           (12,678)
----------------------------------------------------------------------------------------------------------------------

     Net cash provided by operating activities                                            79,328           135,392
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from sales, maturities and repayments of investments                        2,385,471         2,497,648
  Cost of investments acquired                                                        (2,647,628)       (2,714,560)
  Acquisition of subsidiary, net                                                               -           (81,551)
  Other                                                                                    7,091             4,793
----------------------------------------------------------------------------------------------------------------------

     Net cash used by investing activities                                              (255,066)         (293,670)
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyowners' deposits, including interest credited                                    670,780           535,932
  Policyowners' withdrawals, including policy charges                                   (495,076)         (418,775)
  Net increase (decrease) in borrowings under repurchase agreements                      234,570           (51,013)
  Net (decrease) increase in securities lending liabilities                             (139,652)           31,717
  Other                                                                                    9,061            17,747
----------------------------------------------------------------------------------------------------------------------

    Net cash provided by financing activities                                            279,683           115,608
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                     103,945           (42,670)

CASH AND CASH EQUIVALENTS:
  Beginning of year                                                                      268,235           310,905
----------------------------------------------------------------------------------------------------------------------

  End of year                                                                      $     372,180      $    268,235
======================================================================================================================





   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY and SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1997 and 1996

NOTE 1 - NATURE OF OPERATIONS

National Life Insurance Company (National Life) was chartered in 1848 and is among the 15 largest mutual life insurance companies in the United States. National Life is also known by its registered trade name "National Life of Vermont". National Life employs about 750 people in its home office in Montpelier, Vermont. As a mutual life insurance company, National Life has no shareholders. With its affiliates and subsidiaries, National Life offers a broad range of financial products and services, including life insurance, annuities, disability income insurance, mutual funds, investment advisory and administration services.

National Life primarily develops and distributes individual life insurance and annuity products. National Life markets its products primarily to small business owners, professionals and high net worth individuals by providing financial solutions in the form of estate, business succession and retirement planning, deferred compensation and other key executive fringe benefit plans. Insurance and annuity products are primarily distributed through about 40 general agencies in major metropolitan areas throughout the United States. National Life also distributes its products through brokers and banks.
National Life has about 235,000 policyowners and is licensed to do business in all 50 states and the District of Columbia. About 26% of National Life's total collected premiums are from residents of New York and California.

Through affiliates National Life also distributes and provides investment advisory and administrative services to the Sentinel Group Funds, Inc. The Sentinel Funds' $2.8 billion of net assets represent thirteen mutual funds managed on behalf of about 107,000 individual, corporate and institutional shareholders worldwide.

During 1996, National Life acquired a majority interest in Life Insurance Company of the Southwest (LSW), a Dallas, Texas based financial services company specializing in annuities. LSW is licensed in all states but New York, with particular concentration in the west and the southwest. About 50% of LSW's total collected premiums are from residents of California, Texas and Florida.


NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements of National Life and subsidiaries have been prepared in conformity with generally accepted accounting principles (GAAP).

The consolidated financial statements include the accounts of National Life Insurance Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Certain reclassifications have been made to conform prior periods presented to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Cash and cash equivalents include highly liquid debt instruments purchased with remaining maturities of three months or less.

Debt securities are designated as available-for-sale or held-to-maturity where the company has the ability and intent to hold securities to maturity. Available-for-sale debt securities and equity securities are reported at estimated fair value. Held-to-maturity debt securities are reported at amortized cost. Debt and equity securities that experience declines in value that are other than temporary are written down with a corresponding charge to realized losses.

Mortgage loans are reported at amortized cost, less valuation allowances for the excess, if any, of the amortized cost of impaired loans over the estimated fair value of the related collateral. Changes in valuation allowances are included in realized gains and losses.

Policy loans are reported at their unpaid balance and are fully collateralized by related cash surrender values.

Real estate investments are reported at depreciated cost. Real estate acquired in satisfaction of debt is transferred to real estate at the lower of the recorded investment in the loan, including accrued interest, or estimated fair value.

Realized investment gains and losses are recognized using the specific identification method and include changes in valuation allowances. Changes in the estimated fair values of available-for-sale debt and equity securities are reflected in policyowners' equity after adjustments for related deferred policy acquisition costs, present value of future profits of insurance acquired, income taxes and minority interests.

DEFERRED POLICY ACQUISITION COSTS

Commissions and other costs of acquiring new business that vary with and are primarily related to the production of new business are generally deferred.

Deferred policy acquisition costs for participating life insurance, universal life insurance and investment-type annuities are amortized in relation to estimated gross margins or profits. Amortization is adjusted retrospectively for actual experience and when estimates of future gross margins or profits are revised. Balances of deferred policy acquisition costs for these products are adjusted for related unrealized gains and losses on available-for-sale debt and equity securities through policyowners' equity, net of related income taxes.

Deferred policy acquisition costs for non-participating term life insurance and disability income insurance is amortized in relation to premium income using assumptions consistent with those used in computing policy benefit liabilities.

Balances of deferred policy acquisition costs are regularly evaluated for recoverability from product margins or profits.

PRESENT VALUE OF FUTURE PROFITS OF INSURANCE ACQUIRED

Present value of future profits of insurance acquired is the actuarially-determined present value of future projected profits from policies in force at the date of their acquisition, and is amortized in relation to gross profits of those policies. Amortization is adjusted retrospectively for actual experience and when estimates of future profits are revised.

PROPERTY AND EQUIPMENT

Property and equipment is reported at depreciated cost. Real property is depreciated over 40 years using the straight line method. Furniture and equipment is depreciated using accelerated depreciation methods over 7 years and 5 years, respectively.

SEPARATE ACCOUNTS

Separate accounts are segregated funds relating to certain variable annuity and variable life policies, and National Life's pension plans. Separate account assets are primarily common stocks, bonds, mortgage loans, and real estate and are carried at estimated fair value. Separate account liabilities reflect separate account policyowners' interests in separate account assets, include the actual investment performance of the respective accounts and are not guaranteed. Separate account results relating to these policyowners' interests are excluded from revenues and expenses.

POLICY LIABILITIES

Policy benefit liabilities for participating life insurance are developed using the net level premium method, with interest and mortality assumptions used in calculating policy cash surrender values. Participating life insurance terminal dividends are accrued in relation to gross margins.

Policy benefit liabilities for non-participating life insurance, disability income insurance and certain annuities are developed using the net level premium method, with assumptions for interest, mortality, morbidity, withdrawals and expenses based principally on company experience.

Policyowners' account balances for universal life insurance and investment-type annuities represent amounts that inure to the benefit of the policyowners (before surrender charges).

POLICYOWNERS' DIVIDENDS

Policyowners' dividends are the pro-rata amount of dividends earned that will be paid or credited at the next policy anniversary. Dividends are based on a scale that seeks to reflect the relative contribution of each group of policies to National Life's overall operating results. The dividend scale is approved annually by National Life's Board of Directors.

RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

Premiums from traditional life and certain annuities are recognized as revenue when due from the policyowner. Benefits and expenses are matched with income by providing for policy benefit liabilities and the deferral and amortization of policy acquisition costs so as to recognize profits over the life of the policies.

Premiums from universal life and investment-type annuities are reported as increases in policyowners' accounts. Revenues for these policies consist of mortality charges, policy administration fees and surrender charges deducted from policyowners' accounts. Policy benefits charged to expense include benefit claims in excess of related policyowners' account balances.

Premiums from disability income policies are recognized as revenue over the period to which the premiums relate.

FEDERAL INCOME TAXES

National Life files a consolidated federal income tax return that includes all of its wholly-owned subsidiaries. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

NOTE 3 - ACQUISITION

National Financial Services, Inc., a wholly-owned subsidiary of National Life, acquired a two-thirds interest in Life Insurance Company of the Southwest (LSW) located in Dallas, Texas on February 8, 1996. LSW is a financial services company specializing in annuities that is licensed in all states except New York.

The acquisition was accomplished by purchasing two-thirds of LSW Holdings Corporation, the owner of LSW. LSW Holdings Corporation was renamed LSW National Holdings, Inc. concurrent with the purchase. The purchase price was about $102 million in cash. The purchase resulted in the recording of an intangible asset for the present value of future profits of insurance acquired of $67.2 million.

The minority shareholders have the right to put their shares to National Life at specified prices in the event of certain contingencies during the first five years subsequent to closing and generally thereafter. Similarly, National Life has the right to call the minority shareholders' shares at specified prices. The specified prices are generally a function of GAAP equity or the original purchase price.

These consolidated financial statements include the financial position and operations of LSW National Holdings since the purchase, along with appropriate adjustments for minority interests, using the purchase method. Pro forma results had the acquisition occurred as of January 1, 1996 are shown in the table below (in thousands). These pro forma consolidated results are not necessarily indicative of the actual results which might have occurred had National Life owned LSW since that date.

                                                                       1996
---------------------------------------------------------------------------------
Revenues                                                            $  1,026,763
Net income                                                                17,356

Noncash investing activities relating to the acquisition that are not reflected in the 1996 consolidated statement of cash flow were as follows (in thousands):

Fair value of assets acquired, excluding cash acquired              $  1,144,694
Liabilities assumed                                                   (1,063,143)
---------------------------------------------------------------------------------
     Cash paid (net of cash acquired)                               $     81,551
=================================================================================

NOTE 4 - INVESTMENTS

Debt and Equity Securities

The amortized cost and estimated fair values of debt and equity securities at December 31 were as follows (in thousands):

                                                                    Gross           Gross
                                                 Amortized       Unrealized      Unrealized     Estimated Fair
                     1997                          Cost             Gains          Losses           Value
---------------------------------------------------------------------------------------------------------------
Available-for-sale (AFS):
     U.S. government obligations                $   284,039      $    13,515     $       612     $   296,942
     Government agencies, authorities
          and subdivisions                          178,986           11,649             793         189,842
     Public utilities                               389,744           19,246           6,314         402,676
     Corporate                                    2,403,091          133,881           7,069       2,529,903
     Private placements                             598,144           29,576           2,170         625,550
     Mortgage-backed securities                   1,196,369           35,308           1,275       1,230,402
---------------------------------------------------------------------------------------------------------------
       Total AFS debt securities                  5,050,373          243,175          18,233       5,275,315
     Preferred stocks                                 6,482              803             259           7,026
     Common stocks                                   29,638            5,511              63          35,086
---------------------------------------------------------------------------------------------------------------
       Total AFS debt and equity securities     $ 5,086,493      $   249,489     $    18,555     $ 5,317,427
===============================================================================================================

                     1996
---------------------------------------------------------------------------------------------------------------
Available-for-sale (AFS):
     U.S. government obligations                $   180,646      $     3,336     $       187     $   183,795
     Government agencies, authorities
          and subdivisions                          222,867            9,165           3,693         228,339
     Public utilities                               427,426           12,354           7,270         432,510
     Corporate                                    2,176,977           72,482          20,581       2,228,878
     Private placements                             199,061            4,923           2,349         201,635
     Mortgage-backed securities                   1,089,434           16,244          10,142       1,095,536
---------------------------------------------------------------------------------------------------------------
       Total AFS debt securities                  4,296,411          118,504          44,222       4,370,693
     Preferred stocks                                 9,719              739             359          10,099
     Common stocks                                    9,705            2,560              11          12,254
---------------------------------------------------------------------------------------------------------------
       Total AFS debt and equity securities     $ 4,315,835      $   121,803     $    44,592     $ 4,393,046
===============================================================================================================


Held-to-maturity (HTM) debt securities:
     U.S. government obligations                $    2,052       $      14       $        2      $     2,064
     Government agencies, authorities
          and subdivisions                           20,970           1,264             208           22,026
     Public utilities                                 9,953             359               1           10,311
     Corporate                                       30,669           1,593              40           32,222
     Private placements                             527,056          21,799           3,061          545,794
---------------------------------------------------------------------------------------------------------------
       Total HTM debt securities                $   590,700      $   25,029      $    3,312      $   612,417
===============================================================================================================

Unrealized gains and losses on available-for-sale debt and equity securities included as a component of policyowners' equity and changes therein for the years ended December 31 were as follows (in thousands):

                                                                            1997             1996
----------------------------------------------------------------------------------------------------
Net unrealized gains (losses) on available-for-sale securities         $ 153,723        $ (153,543)
Net unrealized gains on separate accounts                                  3,047             1,225
Related minority interests                                                (9,360)            2,474
Related deferred policy acquisition costs                                (44,378)           61,726
Related present value of future profits of insurance acquired            (10,138)           11,639
Related deferred income taxes                                            (36,744)           28,173
----------------------------------------------------------------------------------------------------
         Increase (decrease) in net unrealized gains (losses)             56,150           (48,306)
         Balance, beginning of year                                       28,867            77,173
----------------------------------------------------------------------------------------------------
                 Balance, end of year                                  $  85,017       $    28,867
====================================================================================================

Balance, end of year includes:
    Net unrealized gains on available-for-sale securities              $ 230,934       $    77,211
    Net unrealized gains on separate accounts                              4,272             1,225
    Related minority interests                                            (6,886)            2,474
    Related deferred policy acquisition costs                            (94,678)          (50,300)
    Related present value of future profits on insurance acquired          1,501            11,639
    Related deferred income taxes                                        (50,126)          (13,382)
----------------------------------------------------------------------------------------------------
                 Balance, end of year                                 $   85,017       $    28,867
====================================================================================================

In December 1997, National Life transferred all securities designated as held-to-maturity to available-for-sale. The securities transferred had an estimated fair value of $618.8 million and an amortized cost of $586.1 million, resulting in $32.7 million in unrealized gains.

The amortized cost and estimated fair values of debt securities by contractual maturity at December 31, 1997 are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                              Amortized    Estimated Fair
                                                Cost            Value
---------------------------------------------------------------------------
Due in one year or less                        $    82,465    $    83,291
Due after one year through five years              557,609        575,489
Due after five years through ten years           2,074,439      2,147,536
Due after ten years                              1,139,491      1,238,597
Mortgage-backed securities                       1,196,369      1,230,402
---------------------------------------------------------------------------
         Total                                 $ 5,050,373    $ 5,275,315
===========================================================================

Information relating to available-for-sale debt security sale transactions for the years ended December 31 are shown below (in thousands):

                                                 1997             1996
---------------------------------------------------------------------------
Proceeds from sales                            $ 1,928,055   $ 1,990,175

Gross realized gains                           $    27,318   $    46,092
Gross realized losses                          $    16,916   $    42,759

National Life periodically lends certain U.S. government or corporate bonds to approved counterparties to enhance the yield of its bond portfolio. National Life receives cash collateral for at least 105% of the market value of securities loaned. Collateral adequacy is evaluated daily and periodically adjusted for changes in the market value of securities loaned. The carrying values of securities loaned are unaffected by the transaction. Collateral held (included in cash and cash equivalents) and the corresponding liability for collateral held (included in other liabilities) were $19.8 million and $159.4 million at December 31, 1997 and 1996, respectively.

National Life also periodically enters into repurchase agreements on U.S. Treasury securities to enhance the yield of its bond portfolio. These transactions are accounted for as financings because the securities received at the end of the repurchase period are identical to the securities transferred. There were no open transactions at December 31, 1996. The repurchase liability is included in other liabilities and was $234.6 million at December 31, 1997.

MORTGAGE LOANS AND REAL ESTATE

The distributions of mortgage loans and real estate at December 31 were as follows:

                                                         1997             1996
                                                   ------------------------------
 GEOGRAPHIC REGION
 -----------------
 New England                                              4.0%             4.5%
 Middle Atlantic                                         10.3              9.0
 East North Central                                       8.8             10.4
 West North Central                                       4.9              3.6
 South Atlantic                                          29.1             30.2
 East South Central                                       5.0              4.4
 West South Central                                      10.8             13.3
 Mountain                                                16.7             15.9
 Pacific                                                 10.4              8.7
---------------------------------------------------------------------------------
          Total                                         100.0%           100.0%
=================================================================================

 PROPERTY TYPE
 -------------
 Residential                                              0.2%             0.3%
 Apartment                                               24.3             21.1
 Retail                                                  15.9             18.6
 Office Building                                         34.0             32.6
 Industrial                                              22.2             25.0
 Hotel/Motel                                              0.9              1.0
 Other Commercial                                         2.5              1.4
---------------------------------------------------------------------------------

          Total                                         100.0%           100.0%
=================================================================================

 Total mortgage loans and real estate            $  1,088,096     $  1,006,466
=================================================================================

Mortgage loans and related valuation allowances at December 31 were as follows (in thousands):

                                                      1997            1996
----------------------------------------------------------------------------
Unimpaired loans                                $  965,760       $ 876,994
Impaired loans without valuation allowances          9,413           6,146
----------------------------------------------------------------------------
         Subtotal                                  975,173         883,140
----------------------------------------------------------------------------
Impaired loans with valuation allowances            21,426          31,167
Related valuation allowances                        (4,429)         (7,283)
----------------------------------------------------------------------------
         Subtotal                                   16,997          23,884
----------------------------------------------------------------------------
                 Total                          $  992,170       $ 907,024
============================================================================

Impaired loans:
    Average recorded investment                 $   34,076       $  40,161
    Interest income recognized                  $    3,543       $   5,026
    Interest received                           $    3,818       $   5,170


Impaired loans are mortgage loans where it is not probable that all amounts due under the contractual terms of the loan will be received. Impaired loans without valuation allowances are mortgage loans where the estimated fair value of the collateral exceeds the recorded investment in the loan. For these impaired loans, interest income is recognized on an accrual basis, subject to recoverability from the estimated fair value of the loan collateral. For impaired loans with valuation allowances, interest income is recognized on a cash basis.

Activity in the valuation allowances for impaired mortgage loans for the years ended December 31 were as follows (in thousands):

                                                                     1997         1996
=========================================================================================
Additions for impaired loans charged to realized losses        $    1,543      $  3,944
Impairment losses charged to valuation allowances                  (1,419)       (7,559)
Changes to previously established valuation allowances             (2,978)        2,423
-----------------------------------------------------------------------------------------
         Decrease in valuation allowances                          (2,854)       (1,192)
         Balance, beginning of year                                 7,283         8,475
-----------------------------------------------------------------------------------------
         Balance, end of year                                  $    4,429      $  7,283
=========================================================================================

NET INVESTMENT INCOME

The components of net investment income for the years ended December 31 were as follows (in thousands):

                                                     1997             1996
----------------------------------------------------------------------------
 Debt securities interest                      $  392,674       $  385,750
 Equity securities dividends                        2,765            1,730
 Mortgage loan interest                            85,782           81,575
 Policy loan interest                              48,856           49,438
 Real estate income                                15,822           15,193
 Other investment income                           13,627            9,016
----------------------------------------------------------------------------
          Gross investment income                 559,526          542,702
          Less: investment expenses                26,932           25,434
----------------------------------------------------------------------------
          Net investment income                $  532,594       $  517,268
============================================================================

DERIVATIVES

National Life purchases over-the-counter options and exchange-traded futures on the Standard & Poor's 500 (S&P 500) index to hedge obligations relating to equity indexed products. When the S&P 500 index increases, increases in the intrinsic value of the options and fair value of futures are offset by increases in equity indexed product account values. When the S&P 500 index decreases, National Life's loss is the decrease in the fair value of futures and is limited to the premium paid for the options.

National Life purchases options only from highly rated counterparties. However, in the event a counterparty failed to perform, National Life's loss would be equal to the fair value of the net options held from that counterparty.

The option premium is expensed over the term of the option. The amortization of the option premium, increases in the intrinsic value of options and changes in the fair value of futures are reflected in investment income. Interest credited includes amounts that would be credited on the next policy anniversary based on the S&P 500 index's value at the reporting date.

The notional amounts and net book value of options and futures at December 31, were as follows (in thousands):

                                                                              1997                1996
-----------------------------------------------------------------------------------------------------------
 Notional amounts:
          Options                                                         $  245,187             $ 61,078
          Futures                                                         $   27,892                  -
===========================================================================================================

 Book values:
 Options:   Net amortized cost                                            $    4,058             $  2,986
            Intrinsic value                                                    7,876                3,480
-----------------------------------------------------------------------------------------------------------
            Book value                                                        11,934                6,466
 Futures at fair value                                                           630                   -
-----------------------------------------------------------------------------------------------------------
 Net book value (included in other invested assets)                       $   12,564             $  6,466
===========================================================================================================

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments at December 31 were as follows (in thousands):

                                                             1997                            1996
----------------------------------------------------------------------------------------------------------------------
                                                  Carrying     Estimated Fair   Carrying Value  Estimated Fair
                                                    Value           Value                           Value
----------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                         $   372,180   $    372,180       $   268,235       $   268,235

Available-for-sale debt and equity securities       5,317,427      5,317,427         4,393,046         4,393,046

Held-to-maturity debt securities                            -              -           590,700           612,417

Mortgage loans                                        992,170      1,024,582           907,024           924,732

Policy loans                                          791,753        730,059           796,193           715,914
Derivatives                                            12,564         11,629             6,466             5,123

Investment products                                 2,642,511      2,503,727         2,341,273         2,336,171

Debt                                                   80,085         82,314            82,682            80,149

For cash and cash equivalents carrying value approximates estimated fair value.

Debt and equity securities estimated fair values are based on quoted values where available. Where quoted values are not available, estimated fair values are based on discounted cash flows using current interest rates of similar securities.

Mortgage loan fair values are estimated as the average of discounted cash flows under different scenarios of future mortgage interest rates (including appropriate provisions for default losses and borrower prepayments).

For variable rate policy loans the unpaid balance approximates fair value. Fixed rate policy loan fair values are estimated based on discounted cash flows using the current variable policy loan rate (including appropriate provisions for mortality and repayments).

Derivatives estimated fair values are based on quoted values.

Investment products include flexible premium annuities, single premium deferred annuities and supplementary contracts not involving life contingencies. Investment product fair values are estimated as the average of discounted cash flows under different scenarios of future interest rates of A-rated corporate bonds and related changes in premium persistency and surrenders.

Debt fair values are estimated values are based on discounted cash flows using current interest rates of similar securities.


NOTE 5 - INSURANCE IN-FORCE AND REINSURANCE

National Life reinsures certain risks assumed in the normal course of business. For individual life products, National Life generally retains no more than $3.0 million of risk on any person (excluding accidental death benefits and dividend additions). Reinsurance for life products is ceded under yearly renewable term, coinsurance, and modified coinsurance. Disability income products are significantly reinsured under coinsurance and modified coinsurance.

National Life remains liable in the event any reinsurer is unable to meet its assumed obligations. National Life regularly evaluates the financial condition of its reinsurers and concentrations of credit risk of reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

The effects of reinsurance for the years ended December 31, were as follows (in thousands):

                                                     1997             1996
-------------------------------------------------------------------------------
 Insurance premiums:
          Direct premiums                         $  470,853       $  474,998
          Reinsurance assumed                            896              959
          Reinsurance ceded                          (72,732)         (69,671)
-------------------------------------------------------------------------------
                                                  $  399,017       $  406,286
===============================================================================

 Increase in policy liabilities:
          Direct increase in policy               $  112,577       $  164,233
            liabilities
          Reinsurance assumed                             17              (20)
          Reinsurance ceded                            5,540            2,455
-------------------------------------------------------------------------------
                                                  $  118,134       $  166,668
===============================================================================

 Policy benefits:
          Direct policy benefits                  $  393,082       $  363,405
          Reinsurance assumed                             12               62
          Reinsurance ceded                          (79,275)         (65,903)
-------------------------------------------------------------------------------
                                                  $  313,819       $  297,564
===============================================================================


 Policyowners' dividends:
          Direct policyowners' dividends          $  111,617       $  112,050
          Reinsurance ceded                           (5,305)          (6,360)
-------------------------------------------------------------------------------
                                                  $  106,312       $  105,690
===============================================================================

NOTE 6 - INCOME TAXES

The components of income taxes and a reconciliation of the expected and actual income taxes and marginal and effective federal income tax rates for the years ended December 31 were as follows ($ in thousands):

                                                                1997                           1996
-----------------------------------------------------------------------------------------------------------------
                                                        Amount          Rate          Amount           Rate
-----------------------------------------------------------------------------------------------------------------
 Current                                              $  41,654                     $  45,603
 Deferred                                               (20,747)                      (13,646)
------------------------------------------------------------------            -----------------
          Income taxes                                $  20,907                     $  31,957
==================================================================            =================

 Expected income taxes                                $  22,531         35.0%       $  19,252          35.0%
 Differential earnings amount                             4,581          7.1            6,007          10.9
 Affordable housing tax credit                           (4,318)        (6.7)          (1,305)         (2.4)
 Net change in tax reserves                               1,298          2.0           10,290          18.7
 Other, net                                              (3,185)        (4.9)          (2,287)         (4.1)
-----------------------------------------------------------------------------------------------------------------
          Income taxes                                $  20,907                     $  31,957
=================================================================             =================
Effective federal income tax rate                                       32.5%                          58.1%
==========================================                       ==============                ==================



Components of net deferred income tax assets at December 31 were as follows (in thousands):

                                                                                 1997            1996
-----------------------------------------------------------------------------------------------------------------
 Deferred income tax assets:
    Policy liabilities                                                        $  172,387      $  160,933
    Other liabilities and accrued expenses                                        56,946          47,703
    Other                                                                          4,294          10,495
-----------------------------------------------------------------------------------------------------------------
                  Total deferred income tax assets                               233,627         219,131
-----------------------------------------------------------------------------------------------------------------

 Deferred income tax liabilities:
    Deferred policy acquisition costs                                            126,914         125,454
    Present value of future profits of insurance acquired                         20,642          24,262
    Net unrealized gain on available-for-sale securities                          50,126          13,382
    Debt and equity securities                                                     9,253           9,352
    Other                                                                          9,175          13,167
-----------------------------------------------------------------------------------------------------------------
                  Total deferred income tax liabilities                          216,110         185,617
-----------------------------------------------------------------------------------------------------------------

                  Net deferred income tax assets                              $   17,517      $   33,514
=================================================================================================================

Management believes it is more likely than not that National Life will realize the benefit of deferred tax assets.

National Life's federal income tax returns are routinely audited by the IRS. The IRS has examined tax returns through 1993 and is currently examining the years 1994 and 1995. In management's opinion adequate tax liabilities have been established for all open years.

NOTE 7 - BENEFIT PLANS

National Life sponsors a qualified defined benefit pension plan covering substantially all employees. The plan is administered by National Life's Benefits Committee and is non-contributory, with benefits based on an employee's retirement age, years of service and compensation near retirement. Plan assets are primarily bonds and common stocks held in a National Life separate account and funds invested in an annuity contract issued by National Life. National Life also sponsors other non-qualified pension plans, including a non-contributory defined benefit plan for general agents that provides benefits based on years of service and sales levels, a contributory defined benefit plan for certain employees, agents and general agents and a non-contributory defined supplemental benefit plan for certain executives. These non-qualified plans are not funded.

National Life sponsors four defined benefit postretirement plans that provide medical, dental and life insurance benefits to employees and agents. Substantially all employees and agents may be eligible for retiree benefits if they reach normal retirement age and meet certain minimum service requirements while working for National Life. Most of the plans are contributory, with retiree contributions adjusted annually, and contain cost sharing features such as deductibles and copayments. The plans are not funded and National Life pays for plan benefits on a current basis. The cost of these benefits is recognized as earned.

During 1997, National Life offered enhanced pension and postretirement benefits to employees meeting certain defined eligibility requirements. The program resulted in special termination benefits for the expected present value of the enhancements to benefits, curtailment gains for reductions in the pension benefit obligations relating to assumed increases in future compensation levels and settlement gains for the pro-rata recognition of actuarial gains on lump sum settlements of pension benefit obligations.

The status of the defined benefit plans at December 31, was as follows (in thousands):

                                                                            Pension Benefits          Other Benefits
                                                                     ---------------------------------------------------------
                                                                             1997          1996         1997        1996
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN BENEFIT OBLIGATION:
   Benefit obligation, beginning of year                                   $180,075       $ 170,740   $ 24,351     $ 23,410

   Service cost (benefits earned during the current period)                   4,467           4,384        630          667
  Interest cost on benefit obligation                                        13,629          11,788      1,669        1,652
  Actuarial gains                                                           (19,077)          3,312     (3,587)        (592)
  Benefits paid                                                             (14,557)        (10,149)      (784)        (786)
  1997 early retirement program:
    Special termination benefits                                              10,878             -       2,480            -
    Curtailment gain                                                          (3,630)            -          -             -
    Settlement payments                                                       (8,799)            -          -             -
------------------------------------------------------------------------------------------------------------------------------
    Benefit obligation, end of year                                        $ 162,986      $ 180,075   $ 24,759     $ 24,351
==============================================================================================================================

CHANGE IN PLAN ASSETS:
   Plan assets, beginning of year                                          $  97,566      $  90,592
   Actual return on plan assets                                               23,337         10,230
  Employer contributions                                                       2,502          2,047
  Benefits paid                                                               (5,722)        (5,303)
  1997 early retirement program settlement payments                           (8,799)             -
------------------------------------------------------------------------------------------------------
  Plan assets, end of year                                                 $ 108,884      $  97,566
======================================================================================================
 FUNDED STATUS:
    Benefit obligation                                                     $ 162,986      $ 180,075   $ 24,759     $ 24,351
    Plan assets                                                             (108,884)       (97,566)         -           -
------------------------------------------------------------------------------------------------------------------------------
      Benefit obligation in excess of plan assets                             54,102         82,509     24,759       24,351
   Unrecognized actuarial gains (losses)                                      28,485         (2,376)     4,548          930
   Unrecognized prior service cost                                                -             -       (1,224)      (1,296)
------------------------------------------------------------------------------------------------------------------------------
          Accrued benefit cost (included in other liabilities)             $  82,587      $  80,133   $ 28,083     $ 23,985
==============================================================================================================================


The components of net periodic benefit cost for the years ended December 31, were as follows (in thousands):

                                                                    Pension Benefits           Other Benefits
                                                              ----------------------------------------------------
                                                                    1997         1996         1997        1996
------------------------------------------------------------------------------------------------------------------
 Service cost (benefits earned during the current period)        $   4,467   $    4,384      $   630    $    667
 Interest cost on benefit obligation                                13,629       11,788        1,669       1,652
 Expected return on plan assets                                     (8,636)      (6,225)           -           -
 Net amortization and deferrals                                          -            -           31           -
 Amortization of prior service cost                                      -            -           72          72
 1997 early retirement program:
          Special termination benefits                              10,878            -        2,480           -
          Curtailment gain                                          (3,630)           -            -           -
          Settlement gains                                          (2,917)           -            -           -
------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost (included in operating expenses)       $ 13,791    $   9,947      $ 4,882     $ 2,391
==================================================================================================================

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows (in thousands):

                                                                    1997         1996
---------------------------------------------------------------------------------------
 Projected benefit obligation                                     $ 69,116     $ 71,511
 Accumulated benefit obligation                                     66,268       67,070
 Fair value of plan assets                                               -            -

The actuarial assumptions used in determining benefit obligations at December 31, were as follows:

                                                                     Pension Benefits          Other Benefits
                                                               ---------------------------------------------------
                                                                    1997         1996         1997        1996
------------------------------------------------------------------------------------------------------------------
 Discount rate                                                      7.50%        7.00%        7.50%       7.00%
  Rate of increase in future compensation levels                    3.50%        5.00%
  Expected long term return on plan assets                          9.00%        7.00%

Health care cost trend rates grade to 5% in year 2000 and remain level thereafter. Increasing the assumed health care trend rates by one percentage point in each year would increase the APBO by about $2.4 million and the 1997 service and interest cost components of net periodic postretirement benefit cost by about $0.3 million. Decreasing the assumed health care trend rates by one percentage point in each year would reduce the APBO by about $1.9 million and the 1997 service and interest cost components of net periodic postretirement benefit cost by about $0.3 million. National Life uses the straight-line method of amortization for prior service cost and unrecognized gains and losses.

National Life provides employee savings and 401(k) plans where up to 3% of an employee's compensation may be invested by the employee in either plan with matching funds contributed by the company. National Life also contributes various amounts of an employee's compensation (up to certain levels) to a 401(k) account. Additional voluntary employee contributions may be made to the plans subject to certain limits. Company contributions to these plans generally vest within two years.

NOTE 8 - DEBT

Debt consists of the following (in thousands):
                                                                                           1997             1996
---------------------------------------------------------------------------------------------------------------------------
 8.25% Surplus Notes:                                                                     $ 69,685         $ 69,682
       $70 million, maturing March 1, 2024 with interest payable
       semi-annually on March 1 and September 1. The notes are
       unsecured and subordinated to all present and future
       indebtedness, policy claims and prior claims. The notes may be redeemed in whole or in part any time after March 1, 2004 at predetermined redemption prices. All interest and principal payments require prior written approval by the State of Vermont
       Department of Banking, Insurance, Securities and Health Care
       Administration.

 6.10% Term Note:                                                                           10,400           13,000
       maturing March 1, 2000 with interest payable semi-annually on
       March 1 and September 1.  The note is secured by subsidiary stock, includes certain restrictive covenants and  requires annual payments of principal (see below).
---------------------------------------------------------------------------------------------------------------------------
       Total debt                                                                         $ 80,085         $ 82,682
===========================================================================================================================

The aggregate annual maturities of debt for the next five years are as follows (in thousands):

     1998                                                   $ 4,400
     1999                                                     3,000
     2000                                                     3,000
     2001                                                         -
     2002                                                         -

In February 1998, the Term Note was renegotiated. Under the new terms, effective March 1, 1998, the interest rate will be 6.57% with principal payments of $2.0 million annually for 1998 to 2001 (inclusive) and $2.4 million in 2002.

NOTE 9 - CONTINGENCIES

During 1997, several class action lawsuits were filed against National Life in various states relating to the sale of life insurance policies during the 1980's and 1990's. National Life specifically denies any wrongdoing and intends to defend these cases vigorously. Accordingly, a provision for legal and administrative costs of defending these lawsuits was established in 1997.

The ultimate outcome of such litigation is uncertain given the complexity and scope of the issues involved. While management believes that the ultimate outcome is unlikely to have a material adverse effect on National Life's financial position (after considering existing provisions), an adverse outcome could materially affect operating results for a given year.

NOTE 10 - STATUTORY INFORMATION

National Life prepares statutory basis financial statements for regulatory filings with insurance regulators in all 50 states and the District of Columbia. A reconciliation of National Life Insurance Company's statutory surplus to GAAP retained earnings at December 31 and statutory net income to GAAP net income for the years ended December 31 were as follows (in thousands):

                                                          1997                              1996
                                        ----------------------------------------------------------------------
                                               Surplus/                           Surplus/
                                               Retained                           Retained
                                               Earnings        Net Income         Earnings       Net Income
--------------------------------------------------------------------------------------------------------------
Statutory surplus/net income                    $  342,614        $  49,574    $     305,611     $     11,684

Asset valuation reserve                             67,734                -           57,054                -
Interest maintenance reserve                        56,940             (229)          57,169            1,540
Surplus notes                                      (69,685)              (3)         (69,682)              (3)
Non-admitted assets                                 20,874                -           18,391                -

Investments                                           (944)         (18,856)          18,504              290
Deferred policy acquisition costs                  437,932           (5,651)         443,583            3,970
Deferred income taxes                               72,544           13,807           58,737            9,179
Policy liabilities                                (186,349)           7,449         (193,798)          (9,874)
Policyowners' dividends                             64,734            2,206           62,528           (1,142)
Benefit plans                                      (37,826)          (1,732)         (36,094)           4,403
Other changes, net                                 (12,696)         (10,734)          (1,962)          (2,924)
--------------------------------------------------------------------------------------------------------------

GAAP retained earnings/net income               $  755,872       $   35,831     $    720,041         $ 17,123
==============================================================================================================

The New York Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

                               NATIONAL VARIABLE
                               ANNUITY ACCOUNT II

                              FINANCIAL STATEMENTS


                                   * * * * *


                               DECEMBER 31, 1997

[PRICE WATERHOUSE LOGO]




                       REPORT OF INDEPENDENT ACCOUNTANTS



April 22, 1998


To the Board of Directors of
National Life Insurance Company
and Policyowners of
National Variable Annuity Account II


In our opinion, the accompanying statement of assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of National Variable Annuity Account II (a Separate Account of National Life Insurance Company) (the Variable Account) at December 31, 1997, and the results of its operations and the changes in its net assets for the period from June 20, 1997 through December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Variable Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


/s/ PRICE WATERHOUSE LLP

                      NATIONAL VARIABLE ANNUITY ACCOUNT II

            (A Separate Account of National Life Insurance Company)

                              STATEMENT OF ASSETS

                               DECEMBER 31, 1997

                                                                                                  POLICYOWNER
                                                                                                    ACCOUNT
                                                                                                    VALUES
                                                                                                 ------------

ASSETS:
Investments in shares of mutual fund portfolios at market value:
 (policyowner accumulation units and unit value)

 Market Street Fund Money Market (133,462.26 units at $10.20 per unit)                          $    1,360,724
 Market Street Fund Growth (198,364.24 units at $10.68 per unit)                                     2,118,622
 Market Street Fund Aggressive Growth (12,575.62 units at $10.74 per unit)                             135,105
 Market Street Fund Managed (86,880.05 units at $10.64 per unit)                                       924,089
 Market Street Fund Bond (16,645.42 units at $10.42 per unit)                                          173,447
 Market Street Fund International (58,311.07 units at $9.52 per unit)                                  554,950
 Market Street Fund Sentinel Growth (36,358.13 units at $11.16 per unit)                               405,814
 Strong Opportunity Fund II (15,594.95 units at $11.16 per unit)                                       174,038
 Strong Growth Fund II (13,783.98 units at $11.26 per unit)                                            155,246
 Van Eck Worldwide Bond Fund (3,120.06 units at $10.25 per unit)                                        31,979
 VIPF Equity-Income (106,376.57 units at $10.83 per unit)                                            1,151,528
 VIPF Overseas (31,089.33 units at $9.45 per unit)                                                     293,842
 VIPF Growth (20,134.41 units at $10.71 per unit)                                                      215,671
 VIPF High Income (79,304.18 units at $10.83 per unit)                                                 858,953
 VIPF Index 500 (123,048.43 units at $10.88 per unit)                                                1,338,955
 VIPF Contra Fund (59,153.41 units at $10.93 per unit)                                                 646,733
 Alger American Growth (35,788.21 units at $10.65 per unit)                                            381,137
 Alger American Small Capitalization (91,673.97 units at $11.00 per unit)                            1,008,526
                                                                                                --------------

    TOTAL ASSETS                                                                                $   11,929,359
                                                                                                ==============


   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            ( A Separate Account of National Life Insurance Company)

                            STATEMENT OF OPERATIONS

             FOR THE PERIOD JUNE 20, 1997 THROUGH DECEMBER 31, 1997




                                                                                                      Strong Capital
                                                           Market Street Fund                           Management         Van Eck
                                    ---------------------------------------------------------------- -------------------  ---------
                                    Money            Aggressive                             Sentinel                      Worldwide
                                    Market   Growth   Growth   Managed   Bond International  Growth  Opportunity Growth      Bond
                                    -------  -------  -------  -------  -------  --------    ------- ---------   -------    ------
INVESTMENT INCOME:
  Dividend income and
  capital gain distributions        $24,176  $45,501  $   -    $ 3,309  $    536 $    -      $   -     $   -     $ 5,893    $  -

EXPENSES:
  Mortality and expense risk
   and administrative charges         6,545    5,886      404    2,724       312    1,416      1,175       441       432        76
                                    ----------------------------------------------------------------------------------------------

Net investment income (loss)         17,631   39,615     (404)     585       224   (1,416)    (1,175)     (441)    5,461       (76)
                                    ----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from
    shares sold                        -      (3,148)      82      153         4     (630)       114        16       (35)       98

   Net unrealized appreciation
    (depreciation) on investments      -      30,216    3,543   25,993     2,499  (17,374)     6,125      (192)   (2,944)       53
                                    ----------------------------------------------------------------------------------------------

Net realized and unrealized
 gain (loss) on investments            -      27,068    3,625   26,146     2,503  (18,004)     6,239      (176)   (2,979)      151
                                    ----------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS          $17,631  $66,683  $ 3,221  $26,731  $ 2,727  $(19,420)   $ 5,064   $  (617)  $ 2,482    $   75
                                    ==============================================================================================



   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            ( A Separate Account of National Life Insurance Company)

                            STATEMENT OF OPERATIONS

             FOR THE PERIOD JUNE 20, 1997 THROUGH DECEMBER 31, 1997


                                                                  VIPF                                Alger American
                                      ------------------------------------------------------------   ------------------
                                       Equity -                        High      Index     Contra
                                       Income    Overseas  Growth     Income      500       Fund     Growth    Small Cap   Total
                                      -------    --------  -------    -------   -------    -------   -------   --------   --------
INVESTMENT INCOME:
  Dividend income and
  capital gain distributions          $   -      $   -     $   -      $   -     $   -      $   -     $   -     $    -     $ 79,415

EXPENSES:
  Mortality and expense risk
   and administrative charges           2,835        761       482      1,462     4,076      1,517     1,404      1,338     33,286
                                      --------------------------------------------------------------------------------------------

Net investment income (loss)           (2,835)      (761)     (482)    (1,462)   (4,076)    (1,517)   (1,404)    (1,338)    46,129
                                      --------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from
    shares sold                        (1,282)    (1,122)     (109)       286     1,024       (283)     (374)      (200)    (5,406)

   Net unrealized appreciation
    (depreciation) on investments      26,669     (5,590)     (946)     8,486    39,925      4,881    (5,576)    (9,910)   105,858
                                      --------------------------------------------------------------------------------------------

Net realized and unrealized
 gain (loss) on investments            25,387     (6,712)   (1,055)     8,772    40,949      4,598    (5,950)   (10,110)   100,452
                                      --------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS            $22,552    $(7,473)  $(1,537)   $ 7,310   $36,873    $ 3,081   $(7,354)  $(11,448)  $146,581
                                      ============================================================================================




   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            ( A Separate Account of National Life Insurance Company)

                       STATEMENT OF CHANGES IN NET ASSETS

             FOR THE PERIOD JUNE 20, 1997 THROUGH DECEMBER 31, 1997



                                                                                                           Strong
                                                            Market Street Fund                       Capital Management   Van Eck
                                ---------------------------------------------------------------------  -----------------  ---------
                                  Money               Aggressive                             Sentinel                     Worldwide
                                  Market    Growth      Growth  Managed    Bond International Growth Opportunity  Growth    Bond
                                ---------- ----------  -------- -------- --------  --------  --------  --------  --------  -------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                    $   17,631 $   66,683  $  3,221 $ 26,731 $  2,727  $(19,420) $  5,064  $   (617) $  2,482  $    75
                                -----------------------------------------------------------------------------------------  -------

ACCUMULATION UNIT TRANSACTIONS:
  Participant deposits           5,916,043  1,014,026    86,684  561,094  108,621   252,281   301,156   116,713    99,170   10,931
  Transfers between investment
  sub-accounts and general
    account, net                (4,569,640) 1,078,365    45,231  355,723   62,194   327,246    99,612   57,931    53,827    21,188
  Surrenders and lapses                (55)   (21,676)      -       (827)     -      (5,054)      -         -         -       (202)
  Death benefits                       -      (18,475)      -    (18,517)     -         -         -         -         -        -
  Loan collateral interest
    received                           -          -         -        -        -         -         -                            -
  Transfers for policy loans           -          -         -        -        -         -         -         -         -        -
  Cost of insurance charges         (3,704)      (802)      (73)    (201)     (95)     (215)     (291)      (51)      (63)     (14)
  Miscellaneous                        449        501        42       86      -         112       273        62      (170)       1
                                -----------------------------------------------------------------------------------------  -------

  Total net accumulation unit
    transactions                 1,343,093  2,051,939   131,884  897,358  170,720   574,370   400,750   174,655   152,764   31,904
                                -----------------------------------------------------------------------------------------  -------

Increase in net assets           1,360,724  2,118,622   135,105  924,089  173,447   554,950   405,814   174,038   155,246   31,979

Net assets, beginning of
  period                               -          -         -        -        -         -         -         -          -       -
                                -----------------------------------------------------------------------------------------  -------

Net assets, end of period       $1,360,724 $2,118,622  $135,105 $924,089 $173,447  $554,950  $405,814  $174,038  $155,246  $31,979
                                =========================================================================================  =======


   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            ( A Separate Account of National Life Insurance Company)

                       STATEMENT OF CHANGES IN NET ASSETS

             FOR THE PERIOD JUNE 20, 1997 THROUGH DECEMBER 31, 1997



                                                               VIPF                                Alger American
                                 --------------------------------------------------------------  --------------------
                                   Equity -                        High      Index     Contra
                                   Income    Overseas   Growth    Income      500       Fund      Growth   Small Cap     Total
                                 ----------  --------  --------  --------  ----------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                     $   22,552  $ (7,473) $ (1,537) $  7,310  $   36,873  $  3,081  $ (7,354) $  (11,448) $   146,581
                                 -------------------------------------------------------------------------------------------------

ACCUMULATION UNIT TRANSACTIONS:
  Participant deposits              763,280   203,987   156,775   504,002     859,802   336,880   379,757     225,642   11,896,844
  Transfers between investment
    sub-accounts and general
    account, net                    382,484    97,368    61,564   348,556     461,112   306,864     8,561     794,399       (7,415)
  Surrenders and lapses                (332)      (37)      -         (40)       (332)     (122)      -          -         (28,677)
  Death benefits                    (18,516)      -         -         -       (18,673)      -         -           -        (74,181)
  Cost of insurance charges            (375)     (168)     (144)     (227)       (515)     (303)     (295)       (110)      (7,646)
  Miscellaneous                       2,435       165      (987)     (648)        688       333       468          43        3,853
                                 -------------------------------------------------------------------------------------------------

  Total net accumulation unit
    transactions                  1,128,976   301,315   217,208   851,643   1,302,082   643,652   388,491   1,019,974   11,782,778
                                 -------------------------------------------------------------------------------------------------

Increase in net assets            1,151,528   293,842   215,671   858,953   1,338,955   646,733   381,137   1,008,526   11,929,359

Net assets, beginning of period         -         -         -         -           -         -         -           -            -
                                 -------------------------------------------------------------------------------------------------

Net assets, end of period        $1,151,528  $293,842  $215,671  $858,953  $1,338,955  $646,733  $381,137  $1,008,526  $11,929,359
                                 =================================================================================================


   The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 1997

NOTE 1 - NATURE OF OPERATIONS

National Variable Annuity Account II (the Variable Account) began operations on June 20, 1997 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (National Life). The Variable Account was established by National Life as a separate investment account to invest the net premiums received from the sale of certain variable annuity products. Equity Services, Inc., an indirect wholly-owned subsidiary of National Life, is the principal underwriter for the variable annuity policies issued by National Life. Sentinel Advisors Company, an indirectly-owned subsidiary of National Life, provides investment advisory services for certain Market Street Fund, Inc. mutual fund portfolios.

The Variable Account invests the accumulated policyowner account values in shares of mutual fund portfolios within Market Street Fund, Inc., Strong Capital Management, Van Eck Worldwide Bond Fund, Variable Insurance Products Fund (VIPF), and Alger American Fund. Net premiums received by the Variable Account are deposited in investment portfolios as designated by the policyowner, except for initial net premiums on new policies which are first invested in the Market Street Fund Money Market Portfolio. Policyowners may also direct the allocations of their account value between the various investment portfolios within the Variable Account and a declared interest account (within the General Account of National Life) through participant transfers.

There are eighteen sub-accounts within the Variable Account. Each sub-account, which invests exclusively in the shares of the corresponding portfolio, comprises the accumulated policyowner account values of the underlying variable annuity policies investing in the sub-account.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed in the preparation of the Variable Account's financial statements.

INVESTMENTS

The mutual fund portfolios consist of the Market Street Fund Money Market, Market Street Fund Growth, Market Street Fund Aggressive Growth, Market Street Fund Managed, Market Street Fund Bond, Market Street Fund International, Market Street Fund Sentinel Growth, Strong Capital Management Opportunity Fund, Strong Capital Management Growth Fund, Van Eck Worldwide Bond, VIPF Equity-Income, VIPF Overseas, VIPF Growth, VIPF High Income, VIPF Index 500, VIPF Contra Fund, Alger American Growth, Alger American Small Capitalization (the Portfolios). The assets of each portfolio are held separate from the assets of the other portfolios and each has different investment objectives and policies. Each portfolio operates separately and the gains or losses in one portfolio have no effect on the investment performance of the other portfolios.

INVESTMENT VALUATION

The investments in the Portfolios are valued at the closing net asset value per share as determined by the portfolio at the end of each period. The change in the difference between cost and market value is reflected as unrealized gain
(loss) in the Statement of Operations.

INVESTMENT TRANSACTIONS

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income (including capital gain distributions) are recorded on the ex-dividend date. The cost of investments sold is determined using the weighted average cost method.

FEDERAL INCOME TAXES

The operations of the Variable Account are part of, and taxed with, the total operations of National Life. Under existing federal income tax law, investment income and capital gains attributable to the Variable Account are not taxed.

NOTE 3 - CHARGES AND EXPENSES

National Life deducts a daily charge from the Variable Account based on an annual rate of 1.4% of each sub-account's net asset value as partial compensation for administration services provided and for National Life's assumption of mortality and expense risks. The mortality risk assumed is that the insureds under the policies may die sooner than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies may exceed expected levels.

A policy rider providing certain death benefit guarantees is available. Cost of insurance charges are deducted annually from each policyowner's accumulated account value for the insurance protection provided and are remitted to National Life.

The underlying variable annuity policies are subject to deferred sales charges. Net premiums paid are subject to these charges if withdrawn within seven years of the date of premium deposit.

Contract values under $50,000 are assessed an annual fee.

NOTE 4 - INVESTMENTS

The number of shares held and cost for each of the portfolios at December 31, 1997 are set forth below:

Portfolio                                              Shares               Cost
---------                                            -----------        ------------

Market Street Fund Money Market                       1,360,724         $  1,360,724
Market Street Fund Growth                               109,045            2,088,406
Market Street Fund Aggressive Growth                      6,089              131,562
Market Street Fund Managed                               54,167              898,096
Market Street Fund Bond                                  15,797              170,948
Market Street Fund International                         40,775              572,324
Market Street Fund Sentinel Growth                       27,815              399,689
VIPF Equity-Income                                       47,427            1,124,859
VIPF Overseas                                            15,304              299,432
VIPF Growth                                               5,813              216,617
VIPF High Income                                         63,251              850,467
VIPF Contra                                              32,434              641,852
VIPF Index 500                                           11,705            1,299,030
Alger American Growth                                     8,913              386,713
Alger American Small Capitalization                      23,052            1,018,436
Strong Growth                                            12,470              158,190
Strong Opportunity                                        8,020              174,230
Van Eck Worldwide Bond                                    2,910               31,926
                                                                         -----------

    Total                                                                $11,823,501
                                                                         ===========

The cost also represents the aggregate cost for federal income tax purposes.

NOTE 5 - PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases and proceeds from sales of shares in the portfolios for the period ended December 31, 1997 aggregated the following:

Portfolio                                            Purchases             Proceeds
---------                                            ---------             --------

Market Street Fund Money Market                     $ 6,672,227          $ 5,311,503
Market Street Fund Growth                             2,248,907              157,353
Market Street Fund Aggressive Growth                    136,042                4,562
Market Street Fund Managed                              933,237               35,294
Market Street Fund Bond                                 171,351                  407
Market Street Fund International                        587,397               14,443
Market Street Fund Sentinel Growth                      415,738               16,163
VIPF Equity-Income                                    1,228,775              102,634
VIPF Overseas                                           338,155               37,601
VIPF Growth                                             226,270                9,544
VIPF High Income                                        875,711               25,530
VIPF Contra                                             711,218               69,083
VIPF Index 500                                        1,355,857               57,851
Alger American Growth                                   417,585               30,498
Alger American Small Capitalization                   1,041,585               22,949
Strong Growth                                           162,711                4,486
Strong Opportunity                                      180,430                6,216
Van Eck Worldwide Bond                                   48,535               16,707

NOTE 6 - DISTRIBUTION OF NET INCOME

The Variable Account does not expect to declare dividends to policyowners from accumulated net income. The accumulated net income will be distributed to policyowners as withdrawals (in the form of death benefits, surrenders or policy loans) in excess of the policyowners' net contributions to the Variable Account.

NOTE 7 - DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (IRC), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

                                     PART C

                               OTHER INFORMATION

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements:

                  (1) Financial statements and schedule included in Prospectus

                           Condensed Financial Information

                  (2)      Financial statements and schedule included in Part B:

         National Life Insurance Company:

                  Independent Auditor's Report.


                     Consolidated Balance Sheets (GAAP Basis) as of December 31, 1997 and 1996.



                     Consolidated Statements of Operations and Policyholder's Equity (GAAP basis) for the years ended December 31, 1997 and 1996.



                     Consolidated Statements of Cash Flows (GAAP Basis) for the years ended December 31, 1997 and 1996.


                     Notes to Consolidated Financial Statements

                     Independent Auditor's Report.


         National Variable Annuity Account II



                  Independent Auditor's Report



                     Statement of Assets



                     Statement of Operations



                     Statement of Changes in Net Assets



                     Notes to Financial Statement


                  (b)      Exhibits

                           (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant.*

                           (2)      Not Applicable


                           (3) Distribution Agreement between the Variable Account/Registrant and Principal
                                    Underwriter******



                           (4)  (a) The form of the variable annuity
                                    contract******



                                (b) Enhanced Death Benefit Rider******



                           (5)      Variable Annuity Application******


                           (6) Articles of Incorporation and By-Laws of Depositor**.

                           (7)      Not Applicable

                           (8)      (a)     Participation Agreement by  and
                                    among Market Street Fund, Inc., National
                                    Life Insurance Company and Equity Services,
                                    Inc. dated January, 30, 1996***.

                                    (b)     Participation Agreement by
                                    and among Variable Insurance Products Fund,
                                    Fidelity Distributors Corporation and
                                    Vermont Life Insurance Company, (now
                                    National Life Insurance Company), dated
                                    August 1, 1989****.

                                    1.     Form of Amendment No. 1 to
                                    Participation Agreement by and among
                                    Variable Insurance Products Fund, Fidelity
                                    Distributions Corporation and Vermont Life
                                    Insurance Company (now National Life
                                    Insurance Company) dated January 1, 1996
                                    *****.


                                    2.      Form of Amendment No. 2 to
                                    Participation Agreement by and among
                                    Variable Insurance Products Fund, Fidelity
                                    Distributors Corporation and Vermont Life
                                    Insurance Company (now National Life
                                    Insurance Company) dated April 28,
                                    1997******.



                                    (c)     Participation Agreement by
                                    and among The Alger American Fund, National
                                    Life Insurance Company and Fred Alger and
                                    Company, dated January 31, 1995 ***.


                                    1.      Form of amended Schedule A to the
                                    Participation Agreement by and among The
                                    Alger American Fund, National Life
                                    Insurance Company and Fred Alger Company,
                                    Dated April 25, 1997******.



                                    (d)     Form of Participation Agreement by
                                    and among National Life Insurance Company,
                                    National Life Variable Annuity Account II and Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc., and Strong Funds Distributors, Inc., dated
                                    May 7, 1997******.


                                    (e)     Participation Agreement by and
                                    among Variable Insurance Products Fund II,
                                    Fidelity Distributors Corporation and
                                    Vermont Life Insurance Company (now
                                    National Life Insurance Company) dated
                                    April 1, 1990 ****.


                                    (1)      Form of Amendment No. 1 by and
                                    among Variable Insurance Products Fund II,
                                    Fidelity Distributors Corporation and
                                    Vermont Life Insurance Company (now
                                    National Life Insurance Company) dated
                                    April 28, 1997******.



                                    (f)      Form of Participation Agreement by
                                    and among Van Eck Worldwide Insurance Trust and National Life Insurance Company dated _______, 1997******.



                                    (g)      Form of Participation Agreement
                                    between National Life Insurance Company and
                                    American Century Investment, Inc.*******.



                                    (h)     Form of Participation Agreement
                                    between National Life Insurance Company and
                                    Neuberger & Berman Advisers Managers
                                    Trust*******.



                                    (i)     Form of Participation Agreement
                                    between National Life Insurance Company and
                                    J. P. Morgan Series Trust II*******.



                                    (j)     Form of Participation Agreement
                                    between National Life Insurance Company and
                                    Goldman Sachs Variable Insurance
                                    Trust*******.



                            (9) Opinion and consent of Jeffrey P. Johnson, Counsel of National Life Insurance Company.


                           (10)     (a)      Consent of Sutherland, Asbill &
                                    Brennan, L.L.P.

                                    (b)      Consent of Price Waterhouse LLP.

                           (11)     Not Applicable.

                           (12)     Not Applicable.





                           (14)     Powers of Attorney******.


                                    (a)     Robert E. Boardman
                                    (b)     David R. Coates
                                    (c)     Benjamin F. Edwards III
                                    (d)     Charles H. Erhart, Jr.
                                    (e)     Earle H. Harbison, Jr.
                                    (f)     Roger B. Porter
                                    (g)     E. Miles Prentice, III
                                    (h)     Thomas P. Salmon
                                    (i)     A. Gary Shilling
                                    (j)     Patricia K. Woolf


* Incorporated herein by reference to Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed on January 10, 1997.

    ** Incorporated herein by reference to the Form S-6 Registration Statement
       (File No. 33-91938) for National Variable Life Insurance Account filed on May 5, 1995.

   *** Incorporated herin by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account filed March 12, 1996.

  **** Incorporated herein by reference to Post-Effective Amendment No. 3 to the S-6 Registration Statement (File No. 33-16470) for Vermont Variable Life Insurance Account filed April 30, 1990.

 ***** Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account filed December 29, 1995.

****** Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 28, 1997.


******* Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement filed April 16, 1998 (File No. 333-44723), Accession No. 950133-98-1468



Item 25. Directors and Officers of the Depositor


Name and Principal Business Address*        Position with Depositor
------------------------------------        -----------------------
Patrick E. Welch                            Chairman of the Board, Chief Executive
                                            Officer and Director

Thomas H. MacLeay                           President, Chief Operating Officer and
                                            Director

Robert E. Boardman                          Director
Hickok & Boardman Financial Network
346 Shelburne Street, P. O. Box 1064
Burlington, VT  05402-1064

David R. Coates                             Director
KPMG Peat Marwick
One Church Street, P. O. Box 564
Burlington, VT  05402-0564

Benjamin F. Edwards III                     Director
A. G. Edwards & Sons, Inc.
1 N. Jefferson Avenue
St. Louis, MO  63103

Earle H. Harbison, Jr.                      Director
Harbison Corporation
8112 Maryland Avenue, Suite 250
St. Louis, MO  63105

Roger B. Porter                             Director
Center for Business & Govt. - B414
Kennedy School of Government
Harvard University
79 John F. Kennedy St.
Cambridge, MA  02138

E. Miles Prentice III                       Director
Eaton & Van Winkle
600 Third Avenue
New York, NY 10016-2078

Thomas P. Salmon                            Director
Salmon & Nostrand
39 The Square
P.O. Box 535
Bellows Falls, VT 05101

A. Gary Shilling                            Director
A. Gary Shilling & Co., Inc.
500 Morris Avenue
Springfield, New Jersey  07081-1020

Thomas R. Williams                          Director
The Wales Group, Inc.
3200 Arden Rd., NW
Atlanta, GA  30305

Patricia K. Woolf                           Director
506 Quaker Road
Princeton, NJ  08540

James A. Mallon                             Executive Vice President
                                            & Chief Marketing Officer

Jeffrey P. Johnson                          General Counsel

Rodney A. Buck                              Senior Vice President & Chief
                                            Investment Officer

John L. LaGue, Jr.                          Vice President & Controller

Craig A. Smith                              Vice President - Corporate Actuarial


*Unless otherwise indicated, the principal business address is National Life Drive, Montpelier, Vermont 05604.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

                  A list of all persons directly or indirectly controlled by or under common control with National Life is set forth below.

         National Life Insurance Company owns 100% of Administrative Services, Inc. and National Financial Services, Inc. National Financial Services, Inc. owns 66.667% of LSW National Holdings, Inc.; LSW National Holdings Inc. owns 100% of Insurance Investors Life Insurance Company; Insurance Investors Life Insurance Company owns 100% of Life Insurance Company of the Southwest.

         National Life Insurance Company owns 100% of National Life Investment Management Company, Inc. National Life Investment Management Company, Inc. owns 100% of Sentinel Advisors, Inc., Equity Services, Inc. and NL Capital Management, Inc. Equity Services, Inc. owns 100% of Sentinel Administrative Service Corporation. Sentinel Administrative Service Corporation is the majority partner of Sentinel Administrative Service Company and Sentinel Advisors, Inc. is the majority partner of Sentinel Advisors Company.

         National Life Investment Management Company, Inc. is the majority partner of Sentinel Management Company, and Sentinel Financial Services Company. Sentinel Management Company owns 100% of American Guaranty & Trust Company.

Item 27. Number of Contract Owners

       No contracts have been issued to date.


Item 28. Indemnification

         The By-Laws of Depositor provide, in part in Article VI, as follows:

         Article 6.02 Any person who at any time shall serve or shall have served, at the request of the Corporation, as director or officer or employee of the Corporation or any other corporation, including but not limited to the Corporation's subsidiaries and mutual funds organized by the Corporation, but an officer, director or employee of such a fund only if such person is also a director, officer or employee of the Corporation or a subsidiary) and the heirs, executors or administrators of such person shall be indemnified to the maximum extent permitted by law by the Corporation against all costs and expenses (including but not limited to counsel fees, amounts of judgments paid and amounts paid in settlement, before or after a suit or proceeding is actually commenced) reasonably incurred with the defense of any claim, action, suit or proceeding, whether civil, criminal, administrative or other, in which such person or persons may be involved by virtue of such person being or having been a director, officer or employee. The lawfulness of such indemnification shall be determined by the opinion of independent counsel, which opinion shall be based upon the facts of any particular claim. The disinterested senior legal officer of the Corporation shall select independent counsel in such manner as to ensure the impartiality of that independent counsel in the matter to be decided. The foregoing indemnification shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any resolution, agreement, vote of shareholders or otherwise.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29  Principal Underwriter

         (a) Equity Services, Inc. (ESI) is the principal underwriter for National Variable Annuity Account II and National Variable Life Insurance Account.

         (b) The following information is furnished with respect to the officers and directors of ESI:


Name and Principal               Positions and Offices
Business Address*                with ESI
-----------------                --------
Joseph M. Rob                    Chairman, Chief Executive Officer, President & Director
John M. Grab, Jr.                Senior Vice President Chief Financial Officer & Treasurer
Stephen A. Englese               Vice President - Financial Products
Budd A. Shedaker                 Assistant Vice President - Communications
Greg D. Teese                    Vice President - Compliance
D. Russell Morgan                Counsel
Lisa A. Pettrey                  Secretary
JoAnn K. Morissette              Assistant Secretary
Thomas H. MacLeay                Director
Rodney A. Buck                   Director
Patrick E. Welch                 Director



*Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.


Item 30. Location of Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by National Life Insurance Company at One National Life Drive, Montpelier, Vermont 05604.


Item 31. Management Services

         All management contracts are discussed in Part A or Part B.


Item 32  Undertakings

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted;

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

         (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. National Life Insurance Company and the Registrant/Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

         (e) National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Life Insurance Company.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, National Variable Annuity Account II, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the 28th day of April, 1998.




                                       NATIONAL VARIABLE ANNUITY ACCOUNT II
                                                    (Registrant)



                                      By: NATIONAL LIFE INSURANCE COMPANY



Attest:  /s/ Lisa A. Pettrey          By: /s/ Patrick E. Welch
       ---------------------------       ---------------------------------
         Lisa A. Pettrey                  Patrick E. Welch, Chairman
         Assistant Secretary              of the Board and Chief Executive
                                          Officer





                                       By: NATIONAL LIFE INSURANCE COMPANY
                                                   (Depositor)



Attest:  /s/ Lisa A. Pettrey           By: /s/ Patrick E. Welch
       ---------------------------        ---------------------------------
         Lisa A. Pettrey                   Patrick E. Welch, Chairman
         Assistant Secretary               of the Board and Chief Executive
                                           Officer




                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment No.1 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.




Signature                                Title                   Date
---------                                -----                   ----
/s/ Patrick E. Welch            Chairman of the Board and        April 28, 1998
-----------------------------   and Chief Executive Officer,
Patrick E. Welch                and Director

/s/ Thomas H. MacLeay           President & Chief Operating       April 28, 1998
-----------------------------   Officer, and Director
Thomas H. MacLeay




/s/ John L. LaGue, Jr.          Vice President & Controller       April 28, 1998
-----------------------------   (Chief Accounting Officer)
John L. LaGue, Jr.





/s/ Robert E. Boardman*         Director
-----------------------------
Robert E. Boardman




/s/ David R. Coates*            Director
-----------------------------
David R. Coates



/s/ Benjamin F. Edwards III*    Director
-----------------------------
Benjamin F. Edwards III






/s/ Earle H. Harbison, Jr.*     Director
-----------------------------
Earle H. Harbison, Jr.




/s/ Roger B. Porter*            Director
-----------------------------
Roger B. Porter




/s/ E. Miles Prentice, III*     Director
-----------------------------
E. Miles Prentice, III




/s/ Thomas P. Salmon*           Director
-----------------------------
Thomas P. Salmon




/s/ A. Gary Shilling*           Director
-----------------------------
A. Gary Shilling




-----------------------------   Director
Thomas R. Williams

/s/ Patricia K. Woolf*           Director
-----------------------------
Patricia K. Woolf




*By  /s/ Patrick E. Welch                                 Date: April 28, 1998
    ----------------------
    Patrick E. Welch
    Pursuant to Power of Attorney